                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-37707


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [x]

Pre-Effective Amendment No.  _____                                    [ ]

Post-Effective Amendment No. 55                                       [X]

                                      AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


Amendment No. 55



                        DELAWARE GROUP INCOME FUNDS, INC.
        (formerly, Delaware Group Delchester High-Yield Bond Fund, Inc.)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         1818 Market Street, Philadelphia, Pennsylvania                19103
--------------------------------------------------------------------------------
           (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:            (215) 255-2923
                                                               --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          December 30, 1996
                                                              -----------------

It is proposed that this filing will become effective:

   _____ immediately upon filing pursuant to paragraph (b)

   _____ on (date) pursuant to paragraph (b)

   _____ 60 days after filing pursuant to paragraph (a)(1)

   __X__ on December 30, 1996 pursuant to paragraph (a)(1)

   _____ 75 days after filing pursuant to paragraph (a)(2)

   _____ on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
        for its most recent fiscal year was filed on September 20, 1996.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 55 to Registration File No. 2-37707 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectuses and Supplement*

          5.     Part B - Statement of Additional Information*

          6.     Part C - Other Information*

          7.     Signatures




* This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Delchester Fund - Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class; Strategic Income Fund - Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class; and High-Yield Opportunities Fund - High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C. The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus, and Strategic Income Fund Institutional Class Prospectus each dated September 30, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Registrant's Strategic Income Fund A Class, B Class and C Class Prospectus dated September 30, 1996 (as revised October 4,
     1996) is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(e) on October 8, 1996.

                             CROSS-REFERENCE SHEET*

                                    PART A**

                                                                                                    Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------

                                                                                                  Delchester Fund
                                                                                      A Class/             Institutional
                                                                                      B Class/                Class
                                                                                       C Class

     1         Cover Page......................................................      Cover Page           Cover Page

     2         Synopsis........................................................      Synopsis;            Synopsis;
                                                                                     Summary of           Summary of
                                                                                     Expenses             Expenses

     3         Condensed Financial Information.................................      Financial            Financial
                                                                                     Highlights           Highlights

     4         General Description of Registrant ..............................      Investment           Investment
                                                                                     Objective and        Objective and
                                                                                     Policies;            Policies; Shares;
                                                                                     Shares;              Other Investment
                                                                                     Other                Policies and Risk
                                                                                     Investment           Considerations
                                                                                     Policies
                                                                                     and Risk
                                                                                     Considerations

     5         Management of the Fund .........................................      Management of        Management of the
                                                                                     the Fund             Fund

     6         Capital Stock and Other Securities .............................      The Delaware         Dividends and
                                                                                     Difference;          Distributions;
                                                                                     Dividends and        Taxes; Shares
                                                                                     Distributions;
                                                                                     Taxes; Shares


                             CROSS-REFERENCE SHEET*

                                    PART A**
                                   (Continued)


                                                                                                    Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------

                                                                                                  Delchester Fund
                                                                                      A Class/             Institutional
                                                                                      B Class/                Class
                                                                                       C Class

     7         Purchase of Securities Being Offered..................................  Cover;               Cover;
                                                                                       How to Buy           How to Buy
                                                                                       Shares;              Shares;
                                                                                       Calculation of       Net Asset Value;
                                                                                       Offering Price       Management of
                                                                                       and Net Asset        the Fund
                                                                                       Value;
                                                                                       Management of
                                                                                       the Fund

     8         Redemption or Repurchase..............................................  How to Buy          How to Buy
                                                                                       Shares;             Shares;
                                                                                       Redemption          Redemption
                                                                                       and Exchange        and Exchange

     9         Legal Proceedings.....................................................  None                None


* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

** The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus each dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996.

                             CROSS-REFERENCE SHEET*

                                    PART A **
                                   (Continued)


                                                                                                    Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------

                                                                                            Strategic Income Fund
                                                                                      A Class/             Institutional
                                                                                      B Class/                Class
                                                                                       C Class

     1         Cover Page......................................................      Cover Page           Cover Page

     2         Synopsis........................................................      Synopsis;            Synopsis;
                                                                                     Summary of           Summary of
                                                                                     Expenses             Expenses

     3         Condensed Financial Information.................................      N/A                  N/A

     4         General Description of Registrant ..............................      Investment           Investment
                                                                                     Objective and        Objective and
                                                                                     Policies;            Policies; Shares;
                                                                                     Shares; Other        Other Investment
                                                                                     Investment           Policies and Risk
                                                                                     Policies and         Considerations
                                                                                     Risk
                                                                                     Considerations

     5         Management of the Fund .........................................      Management of        Management of the
                                                                                     the Fund             Fund

     6         Capital Stock and Other Securities .............................      The Delaware         Dividends and
                                                                                     Difference;          Distributions;
                                                                                     Dividends and        Taxes; Shares
                                                                                     Distributions;
                                                                                     Taxes; Shares



                             CROSS-REFERENCE SHEET*

                                    PART A**
                                   (Continued)


                                                                                                    Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------

                                                                                            Strategic Income Fund
                                                                                      A Class/             Institutional
                                                                                      B Class/                Class
                                                                                       C Class

     7         Purchase of Securities Being Offered............................      Cover;               Cover;
                                                                                     How to               How to
                                                                                     Buy Shares;          Buy Shares;
                                                                                     Calculation of       Calculation of
                                                                                     Offering Price       Net Asset Value
                                                                                     and Net Asset        Per Share;
                                                                                     Value                Management of
                                                                                     Per Share;           the Fund
                                                                                     Management of
                                                                                     the Fund

     8         Redemption or Repurchase........................................      How to Buy           How to Buy
                                                                                     Shares;              Shares;
                                                                                     Redemption and       Redemption and
                                                                                     Exchange             Exchange

     9         Legal Proceedings...............................................      None                 None


* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

** The Registrant's Strategic Income Fund A Class, B Class, and C Class Prospectus dated September 30, 1996 (as revised October 4, 1996) and Strategic Income Fund Institutional Class Prospectus dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(e) on October 8, 1996 and Rule 485(b) on September 27, 1996, respectively.

                             CROSS-REFERENCE SHEET*

                                     PART A
                                   (Continued)

                                                                                                    Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------

                                                                                                  High-Yield
                                                                                               Opportunities Fund
                                                                                      A Class/             Institutional
                                                                                      B Class/                Class
                                                                                       C Class

     1         Cover Page......................................................      Cover Page           Cover Page

     2         Synopsis........................................................      Synopsis;            Synopsis;
                                                                                     Summary of           Summary of
                                                                                     Expenses             Expenses

     3         Condensed Financial Information.................................      N/A                  N/A

     4         General Description of Registrant ..............................      Investment           Investment
                                                                                     Objective and        Objective and
                                                                                     Policies;            Policies; Shares;
                                                                                     Shares; Other        Other Investment
                                                                                     Investment           Policies and Risk
                                                                                     Policies and         Considerations
                                                                                     Risk
                                                                                     Considerations

     5         Management of the Fund .........................................      Management of        Management of the
                                                                                     the Fund             Fund

     6         Capital Stock and Other Securities .............................      The Delaware         Dividends and
                                                                                     Difference;          Distributions;
                                                                                     Dividends and        Taxes; Shares
                                                                                     Distributions;
                                                                                     Taxes; Shares

                             CROSS-REFERENCE SHEET*

                                     PART A
                                   (Continued)


                                                                                                    Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------

                                                                                                   High-Yield
                                                                                               Opportunities Fund
                                                                                      A Class/             Institutional
                                                                                      B Class/                Class
                                                                                       C Class

     7         Purchase of Securities Being Offered............................      Cover;               Cover;
                                                                                     How to               How to
                                                                                     Buy Shares;          Buy Shares;
                                                                                     Calculation of       Calculation of
                                                                                     Offering Price       Net Asset Value
                                                                                     and Net Asset        Per Share;
                                                                                     Value                Management of
                                                                                     Per Share;           the Fund
                                                                                     Management of
                                                                                     the Fund

     8         Redemption or Repurchase........................................      How to Buy           How to Buy
                                                                                     Shares;              Shares;
                                                                                     Redemption and       Redemption and
                                                                                     Exchange             Exchange

     9         Legal Proceedings...............................................      None                 None


* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                              CROSS REFERENCE SHEET

                                     PART B


                                                                                               Location in Statement
Item No.       Description                                                                   of Additional Information
--------       -----------                                                                   -------------------------

    10         Cover Page......................................................                     Cover Page

    11         Table of Contents...............................................                  Table of Contents

    12         General Information and History.................................                 General Information

    13         Investment Objectives and Policies..............................                Investment Objectives
                                                                                                   and Policies

    14         Management of the Registrant....................................               Officers and Directors

    15         Control Persons and Principal Holders
               of Securities...................................................               Officers and Directors

    16         Investment Advisory and Other Services..........................               Plans Under Rule 12b-1
                                                                                               for the Fund Classes
                                                                                            (under Purchasing Shares);
                                                                                               Investment Management
                                                                                                  Agreements and
                                                                                              Sub-Advisory Agreement;
                                                                                              Officers and Directors;
                                                                                               General Information;
                                                                                               Financial Statements

    17         Brokerage Allocation............................................                  Trading Practices
                                                                                                   and Brokerage

    18         Capital Stock and Other Securities..............................                 Capitalization and
                                                                                               Noncumulative Voting
                                                                                            (under General Information)

    19         Purchase, Redemption and Pricing of
               Securities Being Offered........................................                 Purchasing Shares;
                                                                                            Determining Offering Price
                                                                                               and Net Asset Value;
                                                                                            Redemption and Repurchase;
                                                                                                Exchange Privilege

    20         Tax Status......................................................                        Taxes

    21         Underwriters ...................................................                  Purchasing Shares

    22         Calculation of Performance Data.................................               Performance Information

    23         Financial Statements............................................                Financial Statements


                              CROSS REFERENCE SHEET

                                     PART C

                                                                    Location in
Item No.       Description                                            Part C
--------       -----------                                            ------

    24         Financial Statements and Exhibits...................   Item 24

    25         Persons Controlled by or under Common
               Control with Registrant.............................   Item 25

    26         Number of Holders of Securities.....................   Item 26

    27         Indemnification.....................................   Item 27

    28         Business and Other Connections of
               Investment Adviser..................................   Item 28

    29         Principal Underwriters..............................   Item 29

    30         Location of Accounts and Records....................   Item 30

    31         Management Services.................................   Item 31

    32         Undertakings........................................   Item 32

The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus; and Strategic Income Fund Institutional Class Prospectus each dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Registrant's Strategic Income Fund A Class, B Class and C Class Prospectus dated September 30, 1996 (as revised October 4, 1996) is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(e) on October 8, 1996.

                              SUBJECT TO COMPLETION


-----------------------------------

HIGH-YIELD OPPORTUNITIES FUND

-----------------------------------

A CLASS
B CLASS
C CLASS

-----------------------------------














PROSPECTUS

-----------------------------------

DECEMBER   , 1996

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.




                                                                       DELAWARE
                                                                       GROUP
                                                                       ---------

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.









INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

HIGH-YIELD OPPORTUNITIES FUND                                        PROSPECTUS
A CLASS SHARES                                                DECEMBER   , 1996
B CLASS SHARES
C CLASS SHARES


   -------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-4640

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2259


         This Prospectus describes the High-Yield Opportunities Fund A Class of shares ("Class A Shares"), the High-Yield Opportunities Fund B Class of shares ("Class B Shares") and the High-Yield Opportunities Fund C Class of shares ("Class C Shares") (individually, a "Class" and collectively, the "Classes") of the High-Yield Opportunities Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is to seek to provide investors with total return and, as a secondary objective, high current income.

         The Fund invests up to 100% of its assets in lower rated fixed-income securities, commonly known as "junk bonds," which involve greater risks, including default risks, than higher rated fixed-income securities. Purchasers should carefully assess these risks before investing in the Fund. See Investment Objective and Policies, Risk Factors, and Appendix B--Ratings.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of Income Funds, Inc.'s registration statement, dated December , 1996, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.

         The Fund also offers the High-Yield Opportunities Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for the High-Yield Opportunities Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.



TABLE OF CONTENTS

Cover Page                                 Retirement Planning
Synopsis                                   Classes of Shares
Summary of Expenses                        How to Buy Shares
Investment Objective and Policies          Redemption and Exchange
         Suitability                       Dividends and Distributions
         Investment Strategy               Taxes
Risk Factors                               Calculation of Offering Price and
         Youth and Volatility of the                Net Asset Value Per Share
                  High-Yield Market        Management of the Fund
         Redemptions                       Other Investment Policies and
         Liquidity and Valuation                    Risk Considerations
The Delaware Difference                    Appendix A--Investment Illustrations
         Plans and Services                Appendix B--Ratings
                                           Appendix C--Classes Offered



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to seek to provide investors with total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing principally in corporate bonds rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally-recognized statistical rating organization, or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager (as defined below). The Fund may also invest in U.S. and foreign government securities and commercial paper. For further details, see Investment Objective and Policies.

Risk Factors
         The Fund invests primarily in high-yield securities ("junk bonds") and greater risks may be involved with an investment in the Fund than an investment in a mutual fund comprised primarily of investment grade bonds. See Risk Factors.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for other information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Sales Charges
         The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which is equivalent to 4.91% of the amount invested, based on an initial net asset value of $5.50 per share. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. There is no front-end sales charge on purchases of $1,000,000 or more. Class A Shares are subject to annual 12b-1 Plan expenses.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Income Funds, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was previously organized as a Delaware corporation in 1970. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                         Class A        Class B       Class C
     Shareholder Transaction Expenses    Shares         Shares        Shares
-------------------------------------------------------------------------------

Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price). . . . . . . . .   4.75%          None          None

Maximum Sales Charge Imposed on
   Reinvested Dividends (as a
   percentage of offering price) . . .   None           None          None

Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable). . . . . . . . . . .   None*          4.00%*        1.00%*

Redemption Fees. . . . . . . . . . . .   None**         None**        None**


     Annual Operating Expenses
     (as a percentage of                 Class A        Class B       Class C
     average daily net assets)           Shares         Shares        Shares
-------------------------------------------------------------------------------

Management Fees . . . . . . . . . . .
   (after voluntary waivers)             0.00%          0.00%         0.00%

12b-1 Plan Expenses
   (including service fees)
   (after voluntary waivers). . . . .    0.00%+/+++     0.00%+/+++    0.00%+/+++

Other Operating Expenses. . . . . . .    1.25%+++       1.25%+++      1.25%+++
                                         -----          -----         -----
     Total Operating Expenses . . . .
     (after voluntary waivers)           1.25%+++       1.25%+++      1.25%+++
                                         =====          =====         =====

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

         *Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a

CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

+Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The annual 12b-1 Plan expenses for the Class A Shares have been set by the Board of Directors at .25% of the average daily net assets of such Class. The maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are .30% of the average daily net assets of such Class. The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through ____________, 199__. See Distribution (12b-1) and Service under Management of the Fund.

+++"Total Operating Expenses" and "Other Operating Expenses" for the Class A Shares, the Class B Shares and the Class C Shares are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, do not exceed 1.25%, from the commencement of the public offering of the Classes through ___________, 199__. If the voluntary expense waivers were not in effect, it is estimated that for the first full year, the Total Operating Expenses, as a percentage of average daily net assets, would be 2.32%, 3.07%, and 3.07%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares, reflecting management fees of .60%.

         For expense information about the High-Yield Opportunities Fund Institutional Class of shares, see the separate prospectus relating to that class.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.

                     Assuming Redemption                Assuming No Redemption
                     1 year           3 years           1 year           3 years
                     ------           -------           ------           -------
Class A Shares       $15(1)           $ 47               $15              $47

Class B Shares(2)    $63              $100               $23              $70

Class C Shares       $33              $ 70               $23              $70

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES

         The objective of the Fund is to seek total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing primarily in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. See Appendix B for more rating information and Risk Factors and Other Investment Policies and Risk Considerations for a description of the risks associated with investing in lower-rated fixed-income securities.

SUITABILITY
         The Fund may be suitable for the investor interested in total return with the potential for high current income. The net asset value per share of each Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor. The Fund cannot assure a specific rate of return or yield, or that principal will be protected. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

         The types of securities in which the Fund may invest are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and certain restricted securities have the potential for greater price appreciation and higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be reflected in a Class' net asset value. In addition, investments in foreign fixed-income securities involve special risks, including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. Investors should be willing to accept the risks, including the risk of net asset value fluctuations, associated with investing in these types of securities. See Risk Factors and Other Investment Policies and Risk Considerations for a complete discussion of the risk factors affecting the Fund's portfolio securities.

         Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used in concert to create a more complete investment program.

         Ownership of Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

INVESTMENT STRATEGY
         The Fund will invest at least 80% of its assets at the time of purchase in: (1) Corporate Bonds. The Fund will invest in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization, or if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manger; (2) Government Securities. Securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities; or (3) Commercial Paper. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager.

         The Fund may acquire zero coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds. See Zero Coupon Bonds and Pay-In-Kind Bonds under Other Investment Policies and Risk Considerations. The Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. See Convertible, Debt and Non-Traditional Equity Securities under Other Investment Policies and Risk Considerations.

         The Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. The Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities. See Restricted/Illiquid Securities under Other Investment Policies and Risk Considerations.

         The Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries. See Foreign Investment Information under Other Investment Policies and Risk Considerations.

         The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions or pending investment in other types of securities. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager. See Short-Term Investments under Other Investment Policies and Risk Considerations.

         The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with its investment objective.

                               *     *     *

         For a description of the Fund's other investment policies and for a further description of some of the policies described above, see Other Investment Policies and Risk Considerations.

         Although the Fund will constantly strive to attain its objective, there can be no assurance that is will be attained.

         The Fund's designation as an open-end investment company and as a diversified fund, may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

         The investment policies of the Fund that are not identified above or in Part B as fundamental are not fundamental and may be changed by the Board of Directors of Income Funds, Inc. without a shareholder vote.

RISK FACTORS

Generally
         The Fund invests principally in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have a greater potential for price appreciation and can offer higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

High-Yield Securities
         The Fund may invest primarily in bonds rated BB or lower by S&P or Ba or lower by Moody's, and in bonds of comparable quality. See Appendix B to this Prospectus for more rating information. Investing in these so-called "junk" bonds or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Fund. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this Prospectus, the risks of lower-rated bonds include the following:

         Youth and Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Fund's net asset value.

         Redemptions. If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time, the Fund may be required to sell securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

         Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

         See High-Yield, High Risk Securities under Other Investment Policies and Risk Considerations for further information about high-yield securities.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
     800-523-4640

     Fund Information, Literature Price, Yield and Performance Figures

Shareholder Service Center
      800-523-1918

      Information on Existing Regular Investment Accounts and Retirement Plan
               Accounts, Wire Investments, Wire Liquidations, Telephone Liquidations and Telephone Exchanges

Delaphone
   800-362-FUND
   (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. This service is not available for retirement plans.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Income Funds, Inc. will mail to you information on the tax status of your dividends and distributions.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives investors, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, investors may also tailor an allocation strategy that meets their personal needs and goals. See How to Buy Shares.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Income Funds, Inc.'s fiscal year ends on July 31.

RETIREMENT PLANNING

         An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred
Compensation Plans.

         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase the High-Yield Opportunities Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans.

403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative Class A Shares under Classes of Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of .30% (currently, no more than .25% pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Prospective investors should refer to Appendix A--Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Income Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                      High-Yield Opportunities Fund A Class
-------------------------------------------------------------------------------
                              Front-End Sales Charge           Dealer's
                                                as % of        Commission***
                            Offering         Amount            as % of
Amount of Purchase           Price           Invested**        Offering Price
-------------------------------------------------------------------------------


Less than $100,000           4.75%              4.91%             4.00%

$100,000 but
under $250,000               3.75               3.82              3.00

$250,000 but
under $500,000               2.50               2.55              2.00

$500,000 but
under $1,000,000*            2.00               2.00              1.60


* There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

** Based upon the initial net asset value of $5.50 per share of the Class A Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------

         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                        Dealer's Commission
                                                        -------------------
                                                        (as a percentage of
         Amount of Purchase                              amount purchased)
         ------------------
         Up to $2 million                                     1.00%
         Next $1 million up to $3 million                      .75
         Next $2 million up to $5 million                      .50
         Amount over $5 million                                .25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Investors who held shares in any class of any Delaware Group fund as of December 1, 1995, may currently purchase Class A Shares at net asset value through the Delaware Group Asset Planner service if such shares are being purchased with proceeds from the redemption of shares of a fund (other than a money market fund) outside of the Delaware Group of funds. The Delaware Group Asset Planner Account Registration Form and check for such a transaction should note that the investment is being made under the "NAV/Asset Planner Accommodation Program." Prior notice will be given should this program be discontinued. Class A Shares may also be purchased at net asset value in an IRA through the Delaware Group Asset Planner service if the assets being invested are being transferred from an existing IRA held outside of the Delaware Group or are part of a distribution received from an employer-sponsored or other retirement plan. See Delaware Group Asset Planner under How To Buy Shares.

         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on the Class A Shares set forth in the table on page , based on total plan assets. In addition, 403(b)(7) and 457 Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the Fund will invest the full amount of the investor's purchase payment. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the Class B Shares of the Fund:

                                                   Contingent Deferred
                                                    Sales Charge (as a
                                                      Percentage of
                                                     Dollar Amount
         Year After Purchase Made                   Subject to Charge)
         ------------------------                   ------------------

                  0-2                                     4%
                  3-4                                     3%
                  5                                       2%
                  6                                       1%
                  7 and thereafter                        None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of .30% (currently, no more than .25% pursuant to Board action) of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

High-Yield Opportunities Fund Institutional Class
         In addition to offering the Class A, Class B and Class C Shares, the Fund also offers the High-Yield Opportunities Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. High-Yield Opportunities Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the High-Yield Opportunities Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class or High-Yield Opportunities Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Income Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix C--Classes Offered for a list of funds that offer Class A, Class B, Class C and Consultant Class Shares. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Income Funds, Inc. to transfer a designated amount monthly from your checking account to your account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                 *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Income Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares (the "Class B Funds"). Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares (the "Class C Funds"). See Appendix C--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix C--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30th of each subsequent year. However, for all IRA accounts established with the same Social Security number under the Asset Planner service, the annual maintenance fee will be limited to $35 irrespective of the number of Strategies selected. For example, if you transfer regular IRA assets and rollover assets from a qualified plan into an IRA through the Delaware Group Asset Planner service and, to avoid commingling, maintain more than one Strategy registered under the same Social Security number, only one $35 annual fee needs to be paid. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
         The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date.

You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans

1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for retirement plans.

                                *     *     *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability, or attainment of age 59 1/2; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan or 457 Deferred Compensation Plan; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan;
(iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         The Fund's dividends are expected to be declared daily and paid monthly. However, the Fund does not anticipate declaring or paying dividends during the first few months following the commencement of its operations. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Distributions from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Income Fund, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the High-Yield Opportunities Fund Institutional Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses, if any, payable under their respective Plans.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Income Funds, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1996, the Manager and its affiliates in the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $28 billion in assets in the various institutional or separately managed (approximately $17,646,238,000) and investment company (approximately $10,764,119,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager manages the Fund's portfolio and makes investment decisions for the Fund which are implemented by the Fund's Trading Department. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to .60% on the first $500 million of average daily net assets, .575% on the next $250 million and .55% on the average daily net assets in excess of $750 million.

         Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Matlack, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. A Chartered Financial Analyst, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. Mr. Nichols, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Manager, he was a high yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a Chartered Financial Analyst.

         Mr. Matlack and Mr. Nichols will from time to time consult with Paul E. Suckow, Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc. A Chartered Financial Analyst, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, the Fund may quote yield or total return performance of the Classes in advertising and other types of literature.

         The current yield for each Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Yield and net asset value fluctuate and are not guaranteed. Past performance is not an indication of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Income Funds, Inc. dated as of ___________, 1996.

         Income Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 plan fees of the respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Income Funds, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The Distributor has elected voluntarily to waive its right to receive 12b-1 fees (including service fees) from the commencement of the public offering of the Classes through ____________, 199__. Absent any applicable fee waiver, the aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) .30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         Although the maximum fee payable, if any, under the Plan relating to the Class A Shares is .30% of average daily net assets, the Board of Directors has currently set the annual fee for the Class at .25% of the average daily net assets. The Board of Directors may increase the fee to the full .30% on all Class A Shares' assets at any time. See Shares.

         While payments, if any, pursuant to the Plans may not exceed .30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of Income Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Fund's Plans do not apply to the High-Yield Opportunities Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the High-Yield Opportunities Fund Institutional Class shares.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to an amended and restated agreement dated as of ___________, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of Income Funds, Inc. annually review service fees paid to the Transfer Agent.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The expense ratio of each Class will reflect the impact of its 12b-1 Plan.

Shares
         Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983. Income Funds, Inc. was previously organized as a Delaware corporation in 1970. In addition to the Fund, Income Funds, Inc. presently offers two other series of shares, the Delchester Fund and Strategic Income Fund series.

         Income Funds, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers the High- Yield Opportunities Fund Institutional Class shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the High-Yield Opportunities Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to the Class A Shares.

         It is expected that [Lincoln National Corporation Employees' Retirement Trust (the "Trust")] will make an initial investment in the Fund, which could result in the Trust holding up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there would be no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

High-Yield, High Risk Securities
         The Fund invests primarily in securities rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. See Appendix B--Ratings to this Prospectus for more rating information. The discussion in this section supplements the description of the risks of high-yield securities found earlier in this Prospectus in Investment Objective and Policies and Risk Factors and investors should refer to those sections for a further discussion of the risks of high-yield bonds.

         Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Zero Coupon Bonds and Pay-In-Kind Bonds
         The Fund may purchase zero-coupon bonds and pay-in-kind ("PIK") bonds. A zero-coupon bond has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that the reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon bond, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon bonds rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

         PIK bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect to the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash-pay securities. PIK bonds may provide an attractive yield on the Fund's investment even when the interest paid is in the form of additional securities of the issuer instead of cash.

         The Fund is required to distribute to shareholders income imputed to any zero-coupon or PIK investments. Such distributions could reduce the Fund's cash position.

Foreign Investment Information
         The Fund may invest up to 15% of its total assets in securities of foreign issuers, including Yankee Bonds. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. There is limited publicly available information with respect to foreign issuers, and foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States and it is more difficult to enforce legal rights outside of the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Settlement practices of certain foreign countries may include delays and may otherwise differ from those customary in U.S. markets. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. It is also expected that the expenses for custodial arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from the companies comprising the Fund's investments. See Taxes. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, because stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies.

         The risks noted above often are heightened for investments in emerging or developing countries. Compared to the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging or developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the type of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in emerging or developing countries, the Manager does not believe that any current repatriation restrictions would affect the Fund's decision to invest in such countries.

U.S. Government Securities
         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

         An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.

Short-Term Investments
         The short-term investments in which the Fund may invest are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (4) U.S. government securities (see U.S. Government Securities); and

         (5) Repurchase agreements collateralized by securities listed above.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss of the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Restricted/Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

         The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund 15% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Unseasoned Companies
         The Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

                      APPENDIX A--INVESTMENT ILLUSTRATIONS
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase

                              Scenario 1                                       Scenario 2
                            No Redemption                                    Redeem 1st Year
               ---------------------------------------           --------------------------------------
Year           Class A         Class B         Class C           Class A         Class B         Class C
----           -------         -------         -------           -------         -------         -------
0               9,525          10,000          10,000             9,525          10,000          10,000
1              10,192          10,625          10,625            10,192          10,225          10,525+
2              10,905          11,289          11,289
3              11,669          11,995          11,995
4              12,485          12,744          12,744
5              13,359          13,541          13,541
6              14,294          14,387          14,387
7              15,295          15,286          15,286
8              16,366+         16,242          16,242
9              17,511          17,379*         17,257
10             18,737          18,595*         18,335

                                RESTUBBED TABLE

                                 Scenario 3                                      Scenario 4
                              Redeem 3rd Year                                  Redeem 5th Year
                 ---------------------------------------         ---------------------------------------
Year             Class A         Class B         Class C         Class A         Class B         Class C
----             -------         -------         -------         -------         -------         -------
0                 9,525          10,000          10,000           9,525          10,000          10,000
1                10,192          10,625          10,625          10,192          10,625          10,625
2                10,905          11,289          11,289          10,905          11,289          11,289
3                11,669          11,695          11,995+         11,669          11,995          11,995
4                                                                12,485          12,744          12,744
5                                                                13,359          13,341          13,541+
6
7
8
9
10

    *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

                                $250,000 Purchase

                            Scenario 1                                       Scenario 2
                           No Redemption                                   Redeem 1st Year
             -----------------------------------------         ---------------------------------------
Year         Class A         Class B         Class C           Class A         Class B          Class C
----         -------         -------         -------           -------         -------         -------
0            243,750         250,000         250,000           243,750         250,000          250,000
1            260,813         265,625         265,625           260,813         255,625          263,125+
2            279,069         282,227         282,227
3            298,604         299,866         299,866
4            319,507+        318,607         318,607
5            341,872         338,520         338,520
6            365,803         359,678         359,678
7            391,409         382,158         382,158
8            418,808         406,043         406,043
9            448,124         434,466*        431,420
10           479,493         464,878*        458,384


                                RESTUBBED TABLE

                                 Scenario 3                                      Scenario 4
                               Redeem 3rd Year                                 Redeem 5th Year
                  ---------------------------------------         ---------------------------------------
Year              Class A         Class B         Class C         Class A         Class B         Class C
----              -------         -------         -------         -------         -------         -------
0                 243,750         250,000         250,000         243,750         250,000         250,000
1                 260,813         265,625         265,625         260,813         265,625         265,625
2                 279,069         282,227         282,227         279,069         282,227         282,227
3                 298,604         292,366         300,866+        298,604         299,866         299,866
4                                                                 319,507+        318,607         318,607
5                                                                 341,872         333,520         338,520
6
7
8
9
10

      *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.



Illustrations do not reflect any applicable waiver of 12b-1 fees. If any such fee waivers were reflected, the illustrations represented above would be different.

Assumes a hypothetical return for Class A of 7% per year, a hypothetical return for Class B of 6.25% for years 1-8 and 7% for years 9-10, and a hypothetical return for Class C of 6.25% per year. Hypothetical returns vary due to the different expense structure for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which Class offers the greater return potential based on investment amount, the holding period and the expense structure of each Class.

APPENDIX B--RATINGS

         The Fund's assets may be invested in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or that may be unrated. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

General Rating Information

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Commercial Paper
         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

APPENDIX C--CLASSES OFFERED

Growth of Capital                                     A Class          B Class        C Class         Consultant Class
Trend Fund                                               x                x              x                    -
Enterprise Fund                                          x                x              x                    -
DelCap Fund                                              x                x              x                    -
Value Fund                                               x                x              x                    -
U.S. Growth Fund                                         x                x              x                    -

Total Return
Devon Fund                                               x                x              x                    -
Decatur Total Return Fund                                x                x              x                    -
Decatur Income Fund                                      x                x              x                    -
Delaware Fund                                            x                x              x                    -

Global Diversification
Emerging Markets Fund                                    x                x              x                    -
New Pacific Fund                                         x                x              x                    -
International Equity Fund                                x                x              x                    -
World Growth Fund                                        x                x              x                    -
Global Assets Fund                                       x                x              x                    -
Global Bond Fund                                         x                x              x                    -

Current Income
Delchester Fund                                          x                x              x                    -
Strategic Income Fund                                    x                x              x                    -
Corporate Income Fund                                    x                x              x                    -
Federal Bond Fund                                        x                x              x                    -
U.S. Government Fund                                     x                x              x                    -
Limited-Term Government Fund                             x                x              x                    -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                               x                x              x                    -
Tax-Free USA Fund                                        x                x              x                    -
Tax-Free Insured Fund                                    x                x              x                    -
Tax-Free USA Intermediate Fund                           x                x              x                    -

Money Market Funds
Delaware Cash Reserve                                    x                x              x                    x
U.S. Government Money Fund                               x                -              -                    x
Tax-Free Money Fund                                      x                -              -                    x

                              SUBJECT TO COMPLETION


------------------------------------

HIGH-YIELD OPPORTUNITIES FUND

------------------------------------

INSTITUTIONAL

------------------------------------






P R O S P E C T U S

-------------------------------------

DECEMBER ____ , 1996

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



                                                                      DELAWARE
                                                                      GROUP
                                                                      --------

         For more information contact the Delaware Group at 800-828-5052.





INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

HIGH-YIELD OPPORTUNITIES FUND                                        PROSPECTUS
INSTITUTIONAL CLASS SHARES                            DECEMBER _________ , 1996

        ----------------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                           For more information about
              the High-Yield Opportunities Fund Institutional Class
                    call the Delaware Group at 800-828-5052.


         This Prospectus describes the High-Yield Opportunities Fund Institutional Class of shares (the "Class") of the High-Yield Opportunities Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is to seek to provide investors with total return and, as a secondary objective, high current income.

         The Fund invests up to 100% of its assets in lower rated fixed-income securities, commonly known as "junk bonds," which involve greater risks, including default risks, than higher rated fixed-income securities. Purchasers should carefully assess these risks before investing in the Fund. See Investment Objective and Policies, Risk Factors, and Appendix A--Ratings.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of Income Funds, Inc.'s registration statement, dated December _____ , 1996, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.

         The Fund also offers the High-Yield Opportunities Fund A Class of shares, the High-Yield Opportunities Fund B Class of shares and the High-Yield Opportunities Fund C Class of shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

Cover Page                                  Retirement Planning
Synopsis                                    Classes of Shares
Summary of Expenses                         How to Buy Shares
Investment Objective and Policies           Redemption and Exchange
         Suitability                        Dividends and Distributions
         Investment Strategy                Taxes
Risk Factors                                Calculation of Offering Price and
         Youth and Volatility of the             Net Asset Value Per Share
           High-Yield Market                Management of the Fund
         Redemptions                        Other Investment Policies and
         Liquidity and Valuation                 Risk Considerations
The Delaware Difference                     Appendix A--Ratings
         Plans and Services



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

         The investment objective of the Fund is to seek to provide investors with total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing principally in corporate bonds rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally-recognized statistical rating organization, or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager (as defined below). The Fund may also invest in U.S. and foreign government securities and commercial paper. For further details, see Investment Objective and Policies.

Risk Factors
         The Fund invests primarily in high-yield securities ("junk bonds") and greater risks may be involved with an investment in the Fund than an investment in a mutual fund comprised primarily of investment grade bonds. See Risk Factors.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for other information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Income Funds, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was previously organized as a Delaware corporation in 1970. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         Shareholder Transaction Expenses
-------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price). . . . .      None

Maximum Sales Charge Imposed on
         Reinvested Dividends (as a
         percentage of offering price). . . . . . . .      None

Redemption Fees . . . . . . . . . . . . . . . . . . .      None*

Exchange Fees . . . . . . . . . . . . . . . . . . . .      None**


         Annual Operating Expenses
         (as a percentage of average daily net assets)
-------------------------------------------------------------------------------

Management Fees (after voluntary waivers) . . . . . .      0.00%

12b-1 Fees. . . . . . . . . . . . . . . . . . . . . .      None

Other Operating Expenses+ . . . . . . . . . . . . . .      1.25%
                                                           -----
     Total Operating Expenses+
                  (after voluntary waivers) . . . . .      1.25%
                                                           =====

         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. Because the Fund has no operating history, "Other Operating Expenses" are estimated based on expenses expected to be incurred during the Fund's first fiscal year.

*CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

**Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

+"Total Operating Expenses" and "Other Operating Expenses" for the Class are based on estimated amounts for the first full fiscal year of the Class, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of the Class do not exceed 1.25% during the commencement of the public offering of the Class through ____________, 1998. If the voluntary expense waivers were not in effect, it is estimated that the "Total Operating Expenses," as a percentage of average daily net assets, would be 2.07% for the Class' first full fiscal year, reflecting management fees of 0.60%.

         For expense information about High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.

                    1 year                    3 years
                    ------                    -------

                      $13                       $39

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES

         The objective of the Fund is to seek total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing primarily in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. See Appendix A for more rating information and Risk Factors and Other Investment Policies and Risk Considerations for a description of the risks associated with investing in lower-rated fixed-income securities.

SUITABILITY
         The Fund may be suitable for the investor interested in total return with the potential for high current income. The net asset value per share of each Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor. The Fund cannot assure a specific rate of return or yield, or that principal will be protected. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

         The types of securities in which the Fund may invest are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and certain restricted securities have the potential for greater price appreciation and higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be reflected in a Class' net asset value. In addition, investments in foreign fixed-income securities involve special risks, including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. Investors should be willing to accept the risks, including the risk of net asset value fluctuations, associated with investing in these types of securities. See Risk Factors and Other Investment Policies and Risk Considerations for a complete discussion of the risk factors affecting the Fund's portfolio securities.

         Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used in concert to create a more complete investment program.

         Ownership of Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

INVESTMENT STRATEGY
         The Fund will invest at least 80% of its assets at the time of purchase in: (1) Corporate Bonds. The Fund will invest in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization, or if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manger; (2) Government Securities. Securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities; or (3) Commercial Paper. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager.

         The Fund may acquire zero coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds. See Zero Coupon Bonds and Pay-In-Kind Bonds under Other Investment Policies and Risk Considerations. The Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. See Convertible, Debt and Non-Traditional Equity Securities under Other Investment Policies and Risk Considerations.

         The Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. The Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities. See Restricted/Illiquid Securities under Other Investment Policies and Risk Considerations.

         The Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries. See Foreign Investment Information under Other Investment Policies and Risk Considerations.

         The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions or pending investment in other types of securities. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager. See Short-Term Investments under Other Investment Policies and Risk Considerations.

         The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with its investment objective.

                                 *   *   *

         For a description of the Fund's other investment policies and for a further description of some of the policies described above, see Other Investment Policies and Risk Considerations.

         Although the Fund will constantly strive to attain its objective, there can be no assurance that is will be attained.

         The Fund's designation as an open-end investment company and as a diversified fund, may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

         The investment policies of the Fund that are not identified above or in Part B as fundamental are not fundamental and may be changed by the Board of Directors of Income Funds, Inc. without a shareholder vote.

RISK FACTORS

Generally
         The Fund invests principally in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have a greater potential for price appreciation and can offer higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

High-Yield Securities
         The Fund may invest primarily in bonds rated BB or lower by S&P or Ba or lower by Moody's, and in bonds of comparable quality. See Appendix A to this Prospectus for more rating information. Investing in these so-called "junk" bonds or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Fund. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this Prospectus, the risks of lower-rated bonds include the following:

         Youth and Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Fund's net asset value.

         Redemptions. If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time, the Fund may be required to sell securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

         Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

         See High-Yield, High Risk Securities under Other Investment Policies and Risk Considerations for further information about high-yield securities.

CLASSES OF SHARES

         The Distributor serves as the national distributor for Income Funds, Inc. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement plans from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) banks, trust companies and similar financial institutions investing for their own account or for the account of their trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class
         In addition to offering the High-Yield Opportunities Fund Institutional Class, the Fund also offers the High-Yield Opportunities Fund A Class, the High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class, which are described in a separate prospectus. Shares of the High-Yield Opportunities Fund A Class, the High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or the Distributor. The High-Yield Opportunities Fund A Class carries a front-end sales charge and, absent any applicable fee waiver, has annual 12b-1 expenses equal to a maximum of .30% (currently, no more than .25% pursuant to Board action). The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. The High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class have no front-end sales charge but, absent any applicable fee waiver, are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of the High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class and certain shares of the High-Yield Opportunities Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this Prospectus.

HOW TO BUY SHARES
         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to High-Yield Opportunities Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to High-Yield Opportunities Fund Institutional Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, to High-Yield Opportunities Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of the High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class and the Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged based on the net asset value next determined after we receive your request in good order. Redemption and exchange requests received in good order after the time the net asset value of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your Class account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

          Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such service available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         The Fund's dividends are expected to be declared daily and paid monthly. However, the Fund does not anticipate declaring or paying dividends during the first few months following the commencement of its operations. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Distributions from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the Rule 12b-1 Plans which, absent any applicable fee waiver, apply to the High-Yield Opportunities Fund A Class, the High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to investors who are subject to income tax as ordinary income, even though received in additional shares. It is expected that only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.

         Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of the Fund's shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of the Class is the net asset value ("NAV") per share of the Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Income Fund, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and the High-Yield Opportunities Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Income Funds, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1996, the Manager and its affiliates in the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $28 billion in assets in the various institutional or separately managed (approximately $17,646,238,000) and investment company (approximately $10,764,119,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager manages the Fund's portfolio and makes investment decisions for the Fund which are implemented by the Fund's Trading Department. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million.

         Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Matlack, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. A Chartered Financial Analyst, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. Mr. Nichols, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Manager, he was a high yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a Chartered Financial Analyst.

         Mr. Matlack and Mr. Nichols will from time to time consult with Paul E. Suckow, Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc. A Chartered Financial Analyst, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, the Fund may quote yield or total return performance of the Class in advertising and other types of literature.

         The current yield for the Class will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

         Yield and net asset value fluctuate and are not guaranteed. Past performance is not an indication of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on July 31.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Income Funds, Inc. dated as of ______________ , 1996. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Income Funds, Inc. under an amended and restated agreement dated as of ______, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement dated as of , 1996. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.

Shares
         Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983. Income Funds, Inc. was previously organized as a Delaware corporation in 1970. In addition to the Fund, Income Funds, Inc. presently offers two other series of shares, the Delchester Fund and Strategic Income Fund series.

         Income Funds, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to the Class, the Fund also offers the High-Yield Opportunities Fund A Class, the High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the High-Yield Opportunities Fund A Class, the High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class.

         It is expected that [Lincoln National Corporation Employees' Retirement Trust (the "Trust")] will make an initial investment in the Fund, which could result in the Trust holding up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there would be no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

High-Yield, High Risk Securities
         The Fund invests primarily in securities rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. See Appendix A--Ratings to this Prospectus for more rating information. The discussion in this section supplements the description of the risks of high-yield securities found earlier in this Prospectus in Investment Objective and Policies and Risk Factors and investors should refer to those sections for a further discussion of the risks of high-yield bonds.

         Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Zero Coupon Bonds and Pay-In-Kind Bonds
         The Fund may purchase zero-coupon bonds and pay-in-kind ("PIK") bonds. A zero-coupon bond has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that the reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon bond, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon bonds rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

         PIK bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect to the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash-pay securities. PIK bonds may provide an attractive yield on the Fund's investment even when the interest paid is in the form of additional securities of the issuer instead of cash.

         The Fund is required to distribute to shareholders income imputed to any zero-coupon or PIK investments. Such distributions could reduce the Fund's cash position.

Foreign Investment Information
         The Fund may invest up to 15% of its total assets in securities of foreign issuers, including Yankee Bonds. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. There is limited publicly available information with respect to foreign issuers, and foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States and it is more difficult to enforce legal rights outside of the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Settlement practices of certain foreign countries may include delays and may otherwise differ from those customary in U.S. markets. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. It is also expected that the expenses for custodial arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from the companies comprising the Fund's investments. See Taxes. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, because stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies.

         The risks noted above often are heightened for investments in emerging or developing countries. Compared to the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging or developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the type of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in emerging or developing countries, the Manager does not believe that any current repatriation restrictions would affect the Fund's decision to invest in such countries.

U.S. Government Securities
         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

         An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.

Short-Term Investments
         The short-term investments in which the Fund may invest are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

         (4) U.S. government securities (see U.S. Government Securities); and

         (5) Repurchase agreements collateralized by securities listed above.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss of the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Restricted/Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

         The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund 15% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Unseasoned Companies
         The Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

APPENDIX A--RATINGS

         The Fund's assets may be invested in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or that may be unrated. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

General Rating Information

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB-- regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Commercial Paper
         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

                              SUBJECT TO COMPLETION


------------------------------------------

DELAWARE GROUP INCOME FUNDS, INC.

------------------------------------------

DELCHESTER FUND

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STRATEGIC INCOME FUND

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HIGH-YIELD OPPORTUNITIES FUND

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PART B

STATEMENT OF
ADDITIONAL INFORMATION

------------------------------------------

DECEMBER 30, 1996

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



                                                                      DELAWARE
                                                                      GROUP
                                                                      --------

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640, and shareholders of the Institutional Class should contact Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
Strategic Income Fund:
Delaware International Advisers Ltd.
Veritas House
125 Finsbury Pavement
London, England EC2A 1NQ

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIANS
Delchester Fund
High-Yield Opportunities Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

Strategic Income Fund:
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

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                                   PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                             December __, 1996
-------------------------------------------------------------------------------

DELAWARE GROUP

-------------------------------------------------------------------------------

DELAWARE GROUP INCOME FUNDS, INC.

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1818 Market Street
Philadelphia, PA 19103
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For more information about the Institutional Class of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund: 800-828-5052

For Prospectus and Performance of the Class A Shares, Class B Shares and Class C Shares of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund: Nationwide 800-523-4640

Information on Existing Accounts of the Class A Shares, Class B Shares and Class C Shares of Delchester Fund, Strategic Income Fund and High-Yield
Opportunities Fund:   (SHAREHOLDERS ONLY)
    Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
    Nationwide 800-362-7500
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TABLE OF CONTENTS
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Cover Page
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Investment Objectives and Policies
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Performance Information
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Trading Practices and Brokerage
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Purchasing Shares
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Investment Plans
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Determining Offering Price and
   Net Asset Value
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Redemption and Repurchase
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Dividends and Realized Securities
   Profits Distributions
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Taxes
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Investment Management Agreements
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Officers and Directors
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Exchange Privilege
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General Information
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Appendix A--IRA Information
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Financial Statements
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         Delaware Group Income Funds, Inc. ("Income Funds, Inc.") is a professionally-managed mutual fund of the series type presently offering three series of shares: the Delchester Fund series (the "Delchester Fund"), the Strategic Income Fund series (the "Strategic Income Fund") and the High-Yield Opportunities Fund series (the "High-Yield Opportunities Fund") (individually, a "Fund" and collectively, the "Funds").

         Each Fund of Income Funds, Inc. offers three retail classes: the Delchester Fund A Class, the Strategic Income Fund A Class and the High-Yield Opportunities Fund A Class (the "Class A Shares"); the Delchester Fund B Class, the Strategic Income Fund B Class and the High-Yield Opportunities Fund B Class (the "Class B Shares"); and the Delchester Fund C Class, the Strategic Income Fund C Class and the High-Yield Opportunities Fund C Class (the "Class C Shares"). Class A Shares, Class B Shares and Class C Shares are collectively referred to as the "Fund Classes." Each Fund also offers an institutional class: the Delchester Fund Institutional Class, the Strategic Income Fund Institutional Class and the High-Yield Opportunities Fund Institutional Class (collectively, the "Institutional Classes").

         Class B Shares, Class C Shares and Institutional Class shares of each Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75%, absent any applicable fee waiver, and annual 12b-1 Plan expenses which, for Delchester Fund A Class will vary because of the formula adopted by Income Funds, Inc.'s Board of Directors but may not exceed .30%, and for Strategic Income Fund A Class and High-Yield Opportunities Fund A Class may not exceed
 .30% and have currently been fixed by the Board at .25%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment. The High-Yield Opportunities Fund will not pay a 12b-1 Fee with respect to any Class until _____, 199__. See Distribution and Service under Investment Management Agreements.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus of the Fund Classes for the Delchester Fund dated September 30, 1996 and the Strategic Income Fund, dated September 30, 1996, as revised October 4, 1996, and the current Prospectuses of the Institutional Class for the Delchester Fund and the Strategic Income Fund, each dated September 30, 1996, as they may be amended from time to time. This Part B also supplements the information contained in the current Prospectus of the Fund Classes for the High-Yield Opportunities Fund dated December __, 1996, and the current Prospectus of the Institutional Class for the High-Yield Opportunities Fund dated December __, 1996, as they may be amended from time to time. Part B should be read in conjunction with the respective class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each class' Prospectus. A Prospectus for each class may be obtained by writing or calling your investment dealer or by contacting Income Funds, Inc.'s national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to all classes of shares of Income Funds, Inc., except where noted.

INVESTMENT OBJECTIVES AND POLICIES

         Delchester Fund seeks to earn and pay shareholders as high a current income as is consistent with providing reasonable safety. Strategic Income Fund seeks to provide investors with high current income and total return. The investment objective of each Fund is a fundamental policy and cannot be changed without shareholder approval.

         Delchester Fund

         In investing for income and safety of principal, Delchester Fund's emphasis in selection will be on securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The types of securities in which Delchester Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Management will seek to achieve Delchester Fund's objective by investing at least 80% of the Fund's assets at time of purchase in:

         (1) Corporate Bonds. The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds; or

         (2) Government Securities. Securities of, or guaranteed by, the U.S. government, its agencies or instrumentalities; or

         (3) Commercial Paper. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or rated P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's") or similarly rated by other rating agencies.

         Appendix B to Delchester Fund's Fund Classes' Prospectus (Appendix A to the Fund's Institutional Class' Prospectus) describes the ratings of S&P and Moody's and provides information concerning the ratings of the securities in the Fund's portfolio.

         As a matter of practice, Delchester Fund has consistently invested more than 80% of its assets in such securities. With respect to the remaining assets, if any, that Delchester Fund may invest in other securities, the Fund must invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Additionally, in unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term obligations for an appreciable period of time when market conditions warrant and the Fund is anticipating higher interest rates. Currently, Delchester Fund's assets are invested primarily in unrated bonds and bonds rated BB or lower by S&P or Ba or lower by Moody's.

         Strategic Income Fund

Foreign and Emerging Markets Securities
         Investors should recognize that investing in foreign issuers, including issuers located in emerging market countries, involves certain considerations, including those set forth in Strategic Income Fund's Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since Strategic Income Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Strategic Income Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         As disclosed in Strategic Income Fund's Prospectuses, there are a number of risks involved in investing in foreign securities. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

         With reference to the Fund's investment in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         The issuers of the foreign government and government-related debt securities in which the Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by Strategic Income Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts Strategic Income Fund may make or enter into will be subject to the special currency rules described above.

         Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which Strategic Income Fund invests. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International Advisers Ltd., Strategic Income Fund's sub-adviser (the "Sub-Adviser"), does not believe that any current registration restrictions would affect its decision to invest in such countries.

Foreign Currency Transactions
         The foreign investments made by Strategic Income Fund present currency considerations which pose special risks. The Sub-Adviser uses a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.

         Strategic Income Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Strategic Income Fund will account for forward contracts by marking to market each day at daily exchanges rates. When the Fund enters into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's assets denominated in such foreign currency, the Fund's custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contract. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of Strategic Income Fund's commitments with respect to such contract.

         Strategic Income Fund's use of forward foreign currency exchange contracts for hedging and other non-speculative purposes involves certain risks. For example, a lack of correlation between price changes of a forward contract and the assets being hedged could render Strategic Income Fund's hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the Sub-Adviser at a time when the Fund is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, Strategic Income Fund will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Further, forward contracts entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in forward contracts also involve risks arising from the lack of an organized exchange trading environment.

         Successful use by Strategic Income Fund of forward foreign currency exchange contracts for hedging and other non-speculative purposes is subject to the Sub-Adviser's ability to predict correctly the direction of movements in foreign currencies relative to the U.S. dollar. This requires different skills and techniques than predicting changes in the prices of individual securities.

Options, Futures and Options on Futures
         Strategic Income Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes. Strategic Income Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. Strategic Income Fund will not, however, invest more than 15% of the value of its net assets in illiquid securities.

         Purchasing Call Options--Strategic Income Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that Strategic Income Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         Strategic Income Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. Strategic Income Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although Strategic Income Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by Strategic Income Fund may expire without any value to the Fund.

         Purchasing Put Options--Strategic Income Fund may invest up to 2% of its total assets in the purchase of put options. Strategic Income Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by Strategic Income Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow Strategic Income Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, Strategic Income Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Strategic Income Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Futures and Options on Futures--Strategic Income Fund may enter into contract for the purchase or sale for future delivery of securities or foreign currencies. When the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         The Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when Strategic Income Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the U.S. government securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, Strategic Income Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, Strategic Income Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of U.S. government securities which Strategic Income Fund intends to purchase.

         If a put or call option that Strategic Income Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between the value of its portfolio securities and changes in the value of its futures positions, Strategic Income Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. Strategic Income Fund will purchase a put option on futures contracts to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, Strategic Income Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if Strategic Income Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of U.S. government securities held in its portfolio and interest rates decrease instead, Strategic Income Fund will lose part or all of the benefit of the increased value of its U.S. government securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell U.S. government securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Strategic Income Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, Strategic Income Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         Although not fundamental policy, the Fund currently intends to limit its investments in futures contracts and options thereon to the extent that not more than 5% of the Funds assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.

         Appendix B to Strategic Income Fund's Fund Classes' Prospectus (Appendix A to the Fund's Institutional Class' Prospectus) describes the ratings of S&P, Fitch Investors Service, Inc. and Moody's, and provides information concerning the ratings of securities in the Fund's portfolio.

Non-Traditional Equity Securities
         Strategic Income Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Strategic Income Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

         High-Yield Opportunities Fund

         The High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. The types of securities in which High-Yield Opportunities Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Management will seek to achieve High-Yield Opportunities Fund's objective by investing at least 80% of the Fund's assets at time of purchase in:

         (1) Corporate Bonds. The Fund will invest in bonds rated BB or lower by S&P or Ba or lower by Moody's or similarly rated by other rating agencies, and in unrated bonds judged to be of comparable quality by the Manager.
Unrated bonds may be more speculative in nature than rated bonds; or

         (2) Government Securities. Securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities; or

         (3) Commercial Paper. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or similarly rated by other rating agencies, and in unrated paper judged to be of comparable quality by the Manager.

         Appendix B to High-Yield Opportunities Fund's Fund Classes' Prospectus (Appendix A to the Fund's Institutional Class' Prospectus) describes the ratings of S&P and Moody's and provides information concerning the ratings of the securities in the Fund's portfolio.

Foreign and Emerging Markets Securities
         Investors should recognize that investing in foreign issuers, including issuers located in emerging market countries, involves certain considerations, including those set forth in High-Yield Opportunities Fund's Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As disclosed in High-Yield Opportunities Fund's Prospectuses, there are a number of risks involved in investing in foreign securities. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by High-Yield Opportunities Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by

United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts High-Yield Opportunities Fund may make or enter into will be subject to the special currency rules described above.

         Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which High-Yield Opportunities Fund invests.

Zero Coupon and Pay-In-Kind Bonds
         The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, the High-Yield Opportunities Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.

         Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

         Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receive no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

Convertible, Debt And Non-Traditional Equity Securities
         From time to time, a portion of the Fund's assets may be invested in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Convertible and debt securities acquired by the Fund may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as "junk bonds." See Investment Objective and Policies, Risk Factors and High-Yield, High Risk Securities for a further discussion of these types of investments.

         The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked

Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

When-Issued And Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Borrowing From Banks
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

         Investment Policies Applicable to Each Fund

High-Yield Securities
         Among the possible risks of investing in high-yield securities are the possibility of legislative and regulatory action and proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield securities. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield securities used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield securities as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for a Fund to attain its investment objective.

Restricted Securities
         The Funds may purchase privately-placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately-negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale. Delchester Fund will not purchase illiquid assets if more than 10% of its total assets would then consist of such illiquid securities. Strategic Income Fund and High-Yield Opportunities Fund will not purchase illiquid assets if more than 15% of its respective net assets would then consist of such illiquid securities.

Repurchase Agreements
         The Funds are permitted to invest in repurchase agreements, but they normally so only to invest cash balances. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company, Inc. (the "Manager"), under the guidelines of the Board of Directors, determines present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 (the "1940 Act") to allow the Delaware Group funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Securities and Exchange Commission (the "SEC" or the "Commission") permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate any loan after notice, at any time;
4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Income Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Restrictions

Delchester Fund
         Delchester Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of Delchester Fund, or 67% of the voting securities of Delchester Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         1. Delchester Fund will not invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

         2. Delchester Fund will not invest for the purpose of acquiring control of any company.

         3. Delchester Fund will not purchase or retain securities of a company which has an officer or director who is an officer or director of Income Funds, Inc., or an officer, director or partner of the Manager if, to the knowledge of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         4. Delchester Fund will not invest in securities of other investment companies.

         5. Delchester Fund will not make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.

         6. Delchester Fund will not sell short any security or property.

         7. Delchester Fund will not buy or sell commodities or commodity contracts.

         8. Delchester Fund will not borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         9. Delchester Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         10. Delchester Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

         11. Delchester Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         12. No long or short positions on shares of the Fund may be taken by Income Funds, Inc.'s officers, directors or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

         13. Delchester Fund will not invest more than 25% of its assets in any one particular industry.

         Although not a fundamental investment restriction, Delchester Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

Strategic Income Fund
         Strategic Income Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of Strategic Income Fund, or 67% of the voting securities of Strategic Income Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         1. With respect to 75% of its total assets, Strategic Income Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (except obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. Strategic Income Fund will not make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. Strategic Income Fund will not sell short any security or property.

          4. Strategic Income Fund will not buy or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon.

          5. Strategic Income Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies.

          6. Strategic Income Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

          7. Strategic Income Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

          8. Strategic Income Fund will not invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, Strategic Income Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

          1. Strategic Income Fund will not invest for the purpose of acquiring control of any company.

          2. Strategic Income Fund will not invest in securities of other investment companies, except that the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act of 1940 at the time of the investment.

          3. Strategic Income Fund will not purchase or retain securities of a company which has an officer or director who is an officer or director of Income Funds, Inc., or an officer, director or partner of the Manager if, to the knowledge of the Fund, one or more of such persons beneficially owns in the aggregate more than 5% thereof.

          4. Strategic Income Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such investment at the time of purchase would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

         Although not a fundamental investment restriction, Strategic Income Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases. In addition, Strategic Income Fund currently does not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities, and the Fund may make margin payments as may be necessary in connection with the futures and options transactions described in the Fund's Prospectuses and this Part B.

High-Yield Opportunities Fund
         High-Yield Opportunities Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of High-Yield Opportunities Fund, or 67% of the voting securities of High-Yield Opportunities Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Fund purchases securities.

         1. With respect to 75% of its total assets, High-Yield Opportunities Fund will not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. High-Yield Opportunities Fund will not make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

          3. High-Yield Opportunities Fund will not sell short any security or property.

         4. High-Yield Opportunities Fund will not buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.

         5. High-Yield Opportunities Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies.

         6. High-Yield Opportunities Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. High-Yield Opportunities Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         8. High-Yield Opportunities Fund will not invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, High-Yield Opportunities Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. High-Yield Opportunities Fund will not invest for the purpose of acquiring control of any company.

         2. High-Yield Opportunities Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act at the time of the investment.

         3. High-Yield Opportunities Fund will not write, purchase or sell options, puts, calls or combinations thereof with respect to securities.

         4. High-Yield Opportunities Fund will not enter into futures contracts or options thereon.

         5. High-Yield Opportunities Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Income Funds, Inc. or of the Manager if or so long as the directors and officers of Income Funds, Inc. and of the Manager together own beneficially more than 5% of any class of securities of such issuer.

         6. High-Yield Opportunities Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         7. High-Yield Opportunities Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information of its Classes over additional periods of time.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                              n
                                       P(1 + T)  = ERV

         Where:      P =   a hypothetical initial purchase order of $1,000 from
                           which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                     T =   average annual total return;

                     n =   number of years; and

                   ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Funds.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to the Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of the Delchester Fund A Class and the Delchester Fund Institutional Class, as shown below, is the average annual total return quotations through July 31, 1996, computed as described above. The average annual total return for the Delchester Fund A Class at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for the Delchester Fund A Class at net asset value
(NAV) does not reflect any front-end sales charge. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

Performance information is not provided for Strategic Income Fund because such shares were not offered to the public prior to October 1, 1996 and performance information is not provided for High-Yield Opportunities Fund because such shares were not offered to the public prior to the date of this Part B.

         Pursuant to applicable regulation, total return shown for the Delchester Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of the Delchester Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.

                           Average Annual Total Return

                       Delchester        Delchester        Delchester
                       Fund              Fund              Fund
                       A Class           A Class           Institutional
                       (at Offer)        (at NAV)          Class (1)

      1 year
      ended
      7/31/96           3.02%             8.10%             8.37%

      3 years
      ended
      7/31/96           4.31%             6.00%             6.26%

      5 years
      ended
      7/31/96           9.99%            11.06%            11.32%

      10 years
      ended
      7/31/96           8.97%             9.49%             9.72%

      15 years
      ended
      7/31/96          12.42%            12.79%            12.95%

      Period
      8/20/70(2)
      through
      7/31/96           9.39%             9.59%             9.68%


------------------
(1) Date of initial public offering of the Delchester Fund Institutional Class was June 1, 1992.
(2)      Date of initial public offering of the Delchester Fund A Class.

         The performance of the Delchester Fund B Class, as shown below, is the average annual total return quotation through July 31, 1996. The average annual total return for the Delchester Fund B Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at July 31, 1996. The average annual total return for the Delchester Fund B Class excluding deferred sales charge assumes the shares were not redeemed at July 31, 1996 and therefore does not reflect the deduction of a CDSC.

                                Average Annual Total Return
                Delchester Fund                             Delchester Fund
                    B Class                                     B Class
              (Including Deferred                         (Excluding Deferred
                 Sales Charge)                               Sales Charge)

     1 year
     ended
     7/31/96          3.39%                                       7.30%

     Period
     5/2/94(1)
     through
     7/31/96          4.70%                                       5.85%


(1)      Date of initial public offering of the Delchester Fund B Class.


         The performance of the Delchester Fund C Class, as shown below, is the aggregate total return quotation through July 31, 1996. The aggregate total return for the Delchester Fund C Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at July 31, 1996. The aggregate total return for the Delchester Fund C Class excluding deferred sales charge assumes the shares were not redeemed at July 31, 1996 and therefore does not reflect the deduction of a CDSC.

                               Aggregate Total Return
                 Delchester Fund                             Delchester Fund
                    C Class                                      C Class
               (Including Deferred                         (Excluding Deferred
                  Sales Charge)                               Sales Charge)

      Period
      11/29/95(1)
      through
      7/31/96           4.21%                               5.20%


(1) Date of initial public offering of the Delchester Fund C Class; total return for this short of a time period may not be representative of longer-term results.

         As stated in the Funds' Prospectuses, each Fund may also quote the current yield of each of its Classes in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                       a--b        6
                           YIELD = 2[(-------- + 1)  -- 1]
                                         cd

         Where:   a =   dividends and interest earned during the period;

                  b =   expenses accrued for the period (net of reimbursements);

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                  d = the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield for each Class of the Funds, based on specified 30-day periods identified in advertising by the Funds. The yields of the Delchester Fund A Class, the Delchester Fund B Class, the Delchester Fund C Class and the Delchester Fund Institutional Class as of July 31, 1996 using this formula were 9.47%, 9.22%, 9.22% and 10.22%, respectively. Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in sales charges on investments. Yield information is not provided for Strategic Income Fund because such shares were not offered to the public prior to October 1, 1996 and yield information is not provided for High-Yield Opportunities Fund because such shares were not offered to the public prior to the date of this Part B.

         Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Funds in the future.

         Investors should note that the income earned and dividends paid by the Funds will vary with the fluctuation of interest rates and performance of the portfolio to the extent of the Funds' investments in debt securities. The net asset values of the Funds may change. Unlike money market funds, the Funds invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Funds' net asset values will tend to rise when interest rates fall. Conversely, the Funds' net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held by the Funds will vary from day to day and investors should consider the volatility of the Funds' net asset values as well as their yields before making a decision to invest.

         Delchester Fund's average weighted portfolio maturity at July 31, 1996 was 7 years.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activities and performances of the Funds and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of the Funds. Any indices used are not managed for any investment goal.

         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With its permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of S&P, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. In addition, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         From time to time, the Funds may quote actual total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees, offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal. Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The total return performance for each Class of the Funds will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in the case of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. The net asset values of the Funds fluctuate so shares, when redeemed, may be worth more or less than the original investment, and the Funds' results should not be considered a guarantee of future performance.

         The following table is an example, for purposes of illustration only, of cumulative total return performance for the Delchester Fund A Class, the Delchester Fund B Class, the Delchester Fund C Class and the Delchester Fund Institutional Class through July 31, 1996. Performance information is not provided for Strategic Income Fund because such shares were not offered to the public prior to October 1, 1996 and performance information is not provided for High-Yield Opportunities Fund because such shares were not offered to the public prior to the date of this Part B.

                             Cumulative Total Return
                      Delchester        Delchester
                      Fund              Fund                      Consumer
                      A Class           Institutional             Price
                      (at Offer)        Class(2)                  Index(3)
     3 months
     ended
     7/31/96           (2.78%)             2.17%                  0.45%

     6 months
     ended
     7/31/96           (1.91%)             3.07%                  1.68%

     9 months
     ended
     7/31/96            1.02%              6.24%                  2.15%

     1 year
     ended
     7/31/96            3.02%              8.37%                  2.95%

     3 years
     ended
     7/31/96           13.50%             19.97%                  8.73%

     5 years
     ended
     7/31/96           61.01%             70.96%                 15.27%

     10 years
     ended
     7/31/96          136.01%            152.87%                 43.39%

     15 years
     ended
     7/31/96          479.28%            521.02%                 71.40%

     Period
     8/20/70(1)
     through
     7/31/96          925.60%            999.60%                302.33%

----------------
(1)      Date of initial public offering of the Delchester Fund A Class.

(2) Date of initial public offering of the Delchester Fund Institutional Class was June 1, 1992. Pursuant to applicable regulation, total return shown for the Delchester Fund Institutional Class for the periods prior to- the commencement of operations of such Class is calculated by taking the performance of the Delchester Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.

(3)      Source--U.S. Department of Labor.

                                  Cumulative Total Return
                      Delchester                 Delchester
                      Fund                       Fund
                      B Class                    B Class               Consumer
                      (Including                 (Excluding            Price
                      Deferred                   Deferred              Index(2)
                      Sales Charge)              Sales Charge)
     3 months
     ended
     7/31/96            (2.07%)                      1.91%               0.45%

     6 months
     ended
     7/31/96            (1.36%)                      2.56%               1.68%

     9 months
     ended
     7/31/96             0.49%                       4.45%               2.15%

     1 year
     ended
     7/31/96             3.39%                       7.30%               2.95%

     Period
     5/2/94(1)
     through
     7/31/96            10.90%                      13.63%               6.51%

-------------
(1)      Date of initial public offering of the Delchester Fund B Class.
(2)      Source--U.S. Department of Labor.

                             Cumulative Total Return
                        Delchester                Delchester
                        Fund                      Fund
                        C Class                   C Class              Consumer
                        (Including                (Excluding           Price
                        Deferred                  Deferred             Index(2)
                        Sales Charge)             Sales Charge)

      3 months
      ended
      7/31/96             0.92%                        1.91%            0.45%

      6 months
      ended
      7/31/96             1.58%                        2.56%            1.68%

      Period
      11/29/95(1)
      through
      7/31/96             4.21%                        5.20%            2.21%

--------------
(1) Date of initial public offering of the Delchester Fund C Class; total return for this short of a time period may not be representative of longer-term results.

(2)      Source--U.S. Department of Labor.


         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Income Funds, Inc. and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Group offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                          Number
                   Investment          Price Per        of Shares
                     Amount              Share          Purchased

    Month 1          $100                $10.00            10
    Month 2          $100                $12.50             8
    Month 3          $100                $ 5.00            20
    Month 4          $100                $10.00            10
    ---------------------------------------------------------
                     $400                $37.50            48

 Total Amount Invested:  $400
 Total Number of Shares Purchased:  48
 Average Price Per Share:  $9.38 ($37.50/4)
 Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional shares of the Funds, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results of various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                          7% Rate           9% Rate           11% Rate
                         of Return         of Return         of Return
                         ---------         ---------         ---------
          1 year          $10,723           $10,938           $11,157
          2 years         $11,498           $11,964           $12,448
          3 years         $12,330           $13,086           $13,889
          4 years         $13,221           $14,314           $15,496
          5 years         $14,177           $15,657           $17,289
          6 years         $15,201           $17,126           $19,289
          7 years         $16,300           $18,732           $21,522
          8 years         $17,479           $20,489           $24,012
          9 years         $18,743           $22,411           $26,791
         10 years         $20,098           $24,514           $29,891

         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or any sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the classes.

TRADING PRACTICES AND BROKERAGE

         Delchester Fund, High-Yield Opportunities Fund and, in the case of its domestic securities, Strategic Income Fund, each select banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of the Fund's judgment of the professional capability of such banks, brokers or dealers to provide the service. In the case of Strategic Income Fund, the Sub-Adviser to the Fund selects banks, brokers or dealers to execute transactions for the purchase or sale of foreign securities in managing the Fund's international sector. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In most instances, trades of fixed-income securities are made on a net basis where the Funds either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager or the Sub-Adviser as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended July 31, 1994, 1995 and 1996, no brokerage commissions were paid by Delchester Fund.

         The Manager or the Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended July 31, 1996, there were no portfolio transactions of Delchester Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

         As provided in the Securities Exchange Act of 1934, the Funds' Investment Management Agreements and the Sub-Advisory Agreement (in the case of Strategic Income Fund), higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or Sub-Adviser which constitute in some part brokerage and research services used by the Manager or Sub-Adviser in connection with its investment decision-making process and constitute in some part services used by the Manager or Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager or the Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, the Sub-Adviser and Income Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of their shares as a factor in the selection of brokers and dealers to execute the Funds' portfolio transactions.

Portfolio Turnover
         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Delchester Fund anticipates that its annual rate of portfolio turnover will not generally exceed 150%, and Strategic Income Fund and High-Yield Opportunities Fund anticipate that their respective annual rates of portfolio turnover will not generally exceed 100%. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated.

         The degree of portfolio activity may affect taxes payable by the Funds' shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for liberal current income, in the case of Delchester Fund, and for high current income with total return, in the case of Strategic Income Fund, the Funds may hold securities for any period of time. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Fund shares.

         Delchester Fund's portfolio turnover rates were approximately 92% for the fiscal year ended July 31, 1995 and 108% for the fiscal year ended July 31, 1996.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class - and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Income Funds, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or the Sub-Adviser or any of the their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Income Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that, absent any applicable fee waiver, Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Income Funds, Inc. reserves the right to reject any order for the purchase of shares of either Fund if in the opinion of management such rejection is in such Fund's best interests.

         The NASD has adopted Rules of Fair Practice relating to investment company sales charges. Income Funds, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by the High-Yield Opportunities Fund from the commencement of public offering through , 199 .

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to the Class A, Class B and Class C Shares, of any expenses, if any, under a Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is assessed by Income Funds, Inc. for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares of each Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Fund and incur a front-end sales charge and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to a maximum of .30% of the average daily net assets of Class A Shares (currently, no more than .25% of the average daily net assets of the Class A Shares of Strategic Income Fund, pursuant to Board action) or to purchase either Class B or Class C Shares of a Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

Class A Shares - Delchester Fund, Strategic Income Fund and High-Yield
                 Opportunities Fund
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features -- Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                                                        Delchester Fund
                                                     Strategic Income Fund
                                                 High-Yield Opportunities Fund
                                                        Class A Shares
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Dealer's
                                                                                                          Commission***
                                           Front-End Sales Charge as % of                                 as % of
                                        Offering                        Amount                            Offering
Amount of Purchase                      Price                           Invested**                        Price
-------------------------------------------------------------------------------------------------------------------------------
                                                                        Strategic     High-Yield
                                                         Delchester     Income        Opportunities
                                                         Fund           Fund          Fund
Less than $100,000                      4.75%            5.05%          4.91%         4.91%               4.00%

$100,000 but under $250,000             3.75             3.91           3.82          3.82                3.00

$250,000 but under $500,000             2.50             2.60           2.55          2.55                2.00

$500,000 but under $1,000,000*          2.00             2.12           2.00          2.00                1.60

  * There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

 ** In the case of Delchester Fund, based on the net asset value per share of the Class A Shares as of the end of Income Funds, Inc.'s most recent fiscal year. In the case of Strategic Income Fund and High-Yield Opportunities Fund, based on an initial net asset value of $5.50 per share.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
-------------------------------------------------------------------------------

         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
-------------------------------------------------------------------------------

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to .15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                       Dealer's Commission
                                                       -------------------
          Amount                                       (as a percentage of
          of Purchase                                   amount purchased)
          -----------
          Up to $2 million                                   1.00%
          Next $1 million up to $3 million                    .75
          Next $2 million up to $5 million                    .50
          Amount over $5 million                              .25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                      Contingent Deferred
                                                      Sales Charge (as a
                                                      Percentage of
                                                      Dollar Amount
          Year After Purchase Made                    Subject to Charge)
          ------------------------                    -------------------
                   0-2                                        4%
                   3-4                                        3%
                   5                                          2%
                   6                                          1%
                   7 and thereafter                           None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Income Funds, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans, and the Funds' Distribution Agreements, is on an annual basis, up to .30% of the Class A Shares' average daily net assets for the year, and up to 1% (.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C

Shares' average daily net assets for the year. Income Funds, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has agreed to waive the distribution fees with respect to Delchester Fund and High-Yield Opportunities Fund the extent such fee for any day exceeds the net investment income realized by such Funds' respective Class A, Class B and Class C Shares for such day. In addition, the Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for the Class A Shares, Class B Shares and Class C Shares of the High-Yield Opportunities Fund during the commencement of the public offering of the Fund through _______, 199__.

         Although the maximum fee payable under the 12b-1 Plan relating to the Delchester Fund A Class is .30% of average daily net assets of such class, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the Plan relating to the Delchester Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying .10% by the average daily net assets represented by the Delchester Fund A Class that were originally purchased prior to June 1, 1992 in Delchester I class (which was converted into what is now referred to as the Class A Shares on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of the Delchester I class), and (ii) the amount obtained by multiplying .30% by the average daily net assets represented by all other Delchester Fund A Class shares. While this is the method to be used to calculate the 12b-1 fees to be paid by the Delchester Fund A Class under its Plan, the fee is a Class A Shares' expense so that all shareholders of the Delchester Fund A Class, regardless of whether they originally purchased or received shares in the Delchester I class, or in one of the other classes that is now known as Class A Shares, will bear 12b-1 expenses at the same rate. In addition, pursuant to Board action, the maximum aggregate fee payable by the Class A Shares of Strategic Income Fund and High-Yield Opportunities Fund is .25%. While this describes the current basis for calculating the fees which will be payable under the Delchester Fund A Class', Strategic Income Fund A Class' and High-Yield Opportunities Fund A Class' Plans, such Plans permit a full .30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Income Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Income Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting Class B Shares of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Income Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Income Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended July 31, 1996, payments from the Delchester Fund A Class pursuant to its Plan amounted to $2,515,759 and such payments were used for the following purposes: Advertising - $1,879; Annual/Semi-Annual Reports - $74,570; Broker Trails - $2,056,535; Commissions to Wholesalers - $184,026; Promotional-Broker Meetings - $50,569; Promotional-Other - $31,866; Prospectus Printing - $28,155; Telephone - $17,346; and Wholesaler
Expenses - $70,813.

         For the fiscal year ended July 31, 1996, payments from the Delchester Fund B Class pursuant to its Plan amounted to $1,429,755 and such payments were used for the following purposes: Broker Trails - $359,118; Broker Sales Charges
- $479,266; Interest on Broker Sales Charges - $521,562; Commissions to Wholesalers - $61,850; Promotional-Broker Meetings - $7,375; and Prospectus Printing - $584.

         For the period November 29, 1995 (date of initial public offering) through July 31, 1996, payments from the Delchester Fund C Class pursuant to its Plan amounted to $15,354 and such payments were used for the following purposes:
Broker Sales Charges - $13,874; Interest on Broker Sales Charges - $1,423; and Other - $57.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features -- Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, directors and employees of Income Funds, Inc., any other fund in the Delaware Group, the Manager, the Sub-Adviser or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such class of shares of any of the funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, the Sub-Adviser or any of their affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Income Funds, Inc. may reasonably require to establish eligibility for purchase at net asset value.

         Investors who held shares in any class of any Delaware Group fund as of December 1, 1995, may purchase Class A Shares at net asset value through the Delaware Group Asset Planner service if such shares are being purchased with proceeds from the redemption of shares of a fund (other than a money market fund) outside of the Delaware Group of funds. The Delaware Group Asset Planner Account Registration Form and check for such a transaction should note that the investment is being made under the "NAV/Asset Planner Accommodation Program." Class A Shares may also be purchased at net asset value in an IRA through the Delaware Group Asset Planner service if the assets being invested are being transferred from an existing IRA held outside of the Delaware Group or are part of a distribution received from an employer-sponsored or other retirement plan. See Delaware Group Asset Planner under How To Buy Shares in the Prospectuses for the Fund Classes.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         The Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Income Funds, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of the Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A

Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments in Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of the Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page _____, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) banks, trust companies and similar financial institutions investing for their own account or for the account of their trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the class; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Classes of Shares in the Fund Classes' Prospectuses for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                 *   *   *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Income Funds, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by written notice to their Fund.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Retirement Plans for the Fund Classes
         An investment in either Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000 for retirement plans. Each purchase of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations which replace the former Keogh and corporate retirement plans. These Plans contain profit sharing or money purchase pension plan provisions. Contributions for plans of this type may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA by making contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         The Tax Reform Act of 1986 (the "Act") restructured, and in some cases eliminated, the tax deductibility of IRA contributions. Under the Act, the full deduction for IRAs ($2,000 for each working spouse and $2,250 for one-income couples) was retained for all taxpayers who are not covered by an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is covered by an employer-sponsored retirement plan, the full deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. The Act does not permit deductions for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge-Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

         See Appendix A--IRA Information for additional IRA information.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Employers with 25 or fewer eligible employees can establish this plan which permits employer contributions and salary deferral contributions in Class A Shares and Class C Shares only.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page .

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page _____.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page .

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in Delchester Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Income Funds, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that may be allocable to each Class of a Fund, the dividends paid to each Class of the Fund may vary. The net asset value per share of each Class of Delchester Fund and High-Yield Opportunities Fund is expected to be equivalent. However, the net asset value of each Class of Strategic Income Fund is expected to vary.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which there is currently a $7.50 bank wiring cost, neither the Funds nor the Funds' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Income Funds, Inc. has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Fund's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

         Effective November 29, 1995, the minimum initial investment in Delchester Fund A Class was increased from $250 to $1,000. Class A accounts of Delchester Fund that were established prior to November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum nor subject to involuntary redemption.

                                  *     *     *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plan
         Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of

Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Both Delchester Fund and High-Yield Opportunities Fund declare a dividend to shareholders of each Class of the respective Fund's shares from net investment income on a daily basis. Dividends are declared each day the respective Fund is open and paid monthly. Net investment income earned on days when the respective Fund is not open will be declared as a dividend on the next business day. Purchases of shares of the respective Fund by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the respective Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the respective Fund. Income Funds, Inc. reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt. High-Yield Opportunities Fund does not anticipate declaring or paying dividends during the first few months following the commencement of its operations.

         Strategic Income Fund expects to declare and pay dividends to shareholders of each Class of the Fund's shares from net investment income monthly. However, Strategic Income Fund does not anticipate declaring or paying dividends during the first few months following the commencement of its operations.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the same Class of the respective Fund at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Any distributions from net realized securities profits will be made twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code. Such distributions will be reinvested in shares, unless the shareholders of the Fund Classes elect to receive them in cash. The Funds will mail a quarterly statement showing the dividends paid and all the transactions made during the period.

TAXES

         It is each Fund's policy to pay out substantially all net investment income and net realized gains to relieve each Fund of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. Delchester Fund has met these requirements in previous years, and Delchester Fund and Strategic Income Fund intend to meet the requirements this year. High-Yield Opportunities Fund intends to meet these requirements when it commences operations. The Funds also intend to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

         The Funds have no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, the Funds intend to offset realized securities profits to the extent of the capital losses carried forward. Delchester Fund had an accumulated capital loss carryforward of approximately $238,687,000 at July 31, 1996 which for federal income tax purposes may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 1998--$58,204,000, 1999--$89,261,000,
2002--$3,628,000 and 2003--$87,594,000.

         Distributions of net investment income and short-term realized securities profits are taxable as ordinary income to shareholders. Since the major portion of Delchester Fund's and High-Yield Opportunities Fund's investment income is derived from interest rather than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations. It is expected that either none or a nominal portion of Strategic Income Fund's dividends will be eligible for the dividends-received deduction. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, for federal income tax purposes, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Long-term capital gains distributions are not eligible for the dividends-received exclusion. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. Shares of the Funds are exempt from Pennsylvania county personal property taxes.

         Net long-term gain from the sale of securities when realized and distributed (actually or constructively) is taxable as capital gain. If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. Delchester Fund's portfolio securities had an unrealized net appreciation for tax purposes of $10,241,699 as of July 31, 1996.

INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1996, the Manager and its affiliates in the Delaware Group, including the Sub-Adviser, were supervising in the aggregate more than $28 billion in assets in various institutional or separately managed (approximately $17,646,238,000) and investment company (approximately $10,764,119,000) accounts.

         The Investment Management Agreement for Delchester Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Investment Management Agreement for Strategic Income Fund is dated September 30, 1996 and was approved by the initial shareholder on September 30, 1996. The Investment Management Agreement for High-Yield Opportunities Fund is dated December __, 1996 and was approved by the initial shareholder on December __, 1996. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Income Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Income Funds, Inc. or by the Manager.
Each Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by Delchester Fund for investment management services is equal to .60% on the first $500 million of the Fund's average daily net assets, .575% of the next $250 million and .55% of the average daily net assets in excess of $750 million, less Delchester Fund's proportionate share of all directors' fees paid to the unaffiliated directors of Income Funds, Inc. On July 31, 1996, the total net assets of Delchester Fund were $1,214,671,209. The Manager makes all investment decisions which are implemented by Delchester Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Income Funds, Inc. Investment management fees paid by Delchester Fund during the past three fiscal years were $6,090,393 for 1994, $6,469,140 for 1995 and $6,921,586 for 1996.

         The annual compensation paid by High-Yield Opportunities Fund for investment management services is equal to .60% on the first $500 million of the Fund's average daily net assets, .575% of the next $250 million and .55% of the average daily net assets in excess of $750 million. The Manager makes all investment decisions which are implemented by High-Yield Opportunities Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Income Funds, Inc.

         The annual compensation paid by Strategic Income Fund for investment management services is equal to .65% on the first $500 million of the Fund's average daily net assets, .625% of the next $500 million and .60% of the average daily net assets in excess of $1 billion. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Income Funds, Inc.

         Subject to the overall supervision of the Manager, the Sub-Adviser manages the international sector of Strategic Income Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to foreign securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-third of the investment management fees paid to the Manager under the terms of the Investment Management Agreement.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed .75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through July 30, 1997.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by High-Yield Opportunities Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 1.25% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through __________, 199__ .

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios of expenses to average daily net assets for the Class A Shares, the Class B Shares and the Institutional Class of Delchester Fund for the fiscal year ended July 31, 1996 were 1.02%, 1.77% and .77%, respectively. The ratios for the Class A Shares and the Class B Shares reflect the impact of their respective 12b-1 Plans. Delchester Fund anticipates that the ratio of expenses to average daily net assets of Class C Shares will be approximately equal to that of the Class B Shares.

         By California regulation, the Manager is required to waive certain fees and reimburse a Fund for certain expenses to the extent that such Fund's annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 2 1/2% of its first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1/2% of any additional average daily net assets. For the fiscal year ended July 31, 1996, no such reimbursement was necessary or paid for Delchester Fund.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under a Distribution Agreement dated as of April 3, 1995, as amended on November 29, 1995 for Delchester Fund, under a separate Distribution Agreement dated as of September 30, 1996 for Strategic Income Fund and under a separate Distribution Agreement dated as of December __, 1996 for High-Yield Opportunities Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such class. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for the Class A Shares, Class B Shares and Class C Shares of the High-Yield Opportunities Fund during the commencement of the public offering of the Fund through ______, 199__.

         Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of Delchester Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of December __, 1996. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

         The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. Certain officers and directors of Income Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. On November 30, 1996, Income Funds, Inc.'s officers and directors owned less than 1% of the outstanding shares of the Class A Shares, Class B Shares and Class C Shares of Delchester Fund and approximately 0.00% of the outstanding shares of the Institutional Class shares of Delchester Fund. As of the same date, Income Funds, Inc.'s officers and directors owned approximately 0.00% of the outstanding shares of the Class A Shares, approximately 0.00% of the outstanding shares of the Class B Shares, approximately 0.00% of the outstanding shares of the Class C Shares and approximately 0.00% of the outstanding shares of the Institutional Class shares of Strategic Income Fund. Shares of High-Yield Opportunities Fund were not offered for investment prior to the date of this Part B.

         As of November 30, 1996, management believes the following accounts held 5% or more of the outstanding shares of a Class of shares of Delchester
Fund:

Class                      Name and Address of Account                        Share Amount          Percentage
-----                      ---------------------------                        ------------          ----------

Delchester Fund
B Class                    Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           Attention Book Entry
                           4800 Deer Lake Dr East 3rd Fl.
                           Jacksonville, FL  32246                               00,000               0.00%

Delchester Fund
C Class                    Donaldson Lufkin Jenrette
                           Securities Corporation Inc.
                           P.O. Box 2052
                           Jersey City, NJ  07303                                00,000               0.00%

                           Merrill Lynch, Pierce, Fenner
                           & Smith Mutual Fund Operations
                           Attention Book Entry
                           4800 Deer Lake Dr. East 3rd Fl.
                           Jacksonville, FL  32246                               00,000               0.00%

                           Donaldson Lufkin Jenrette
                           Securities Corporation Inc.
                           P.O. Box 2052
                           Jersey City, NJ  07303                                00,000               0.00%

                           Joel L. Vittori
                           Trust AAA South Jersey
                           Pension Plan
                           201 Kings Highway South
                           Cherry Hill, NJ  08034                                00,000               0.00%





Class                      Name and Address of Account                        Share Amount          Percentage
-----                      ---------------------------                        ------------          ----------
Delchester Fund
Institutional Class        Nationwide Life Insurance Co.
                           c/o IPO Portfolio Accounting
                           P.O. Box 182029
                           Columbus, OH  43218                                   00,000              00.00%

                           Bear Stearns
                           FBO Raymond G. Perelman
                           Charitable Remainder Unitrust
                           One Metrotech Center North
                           Brooklyn, NY  11201                                   00,000              00.00%

                           Charles Schwab & Co. Inc.
                           Attention Mutual Fund Dept.
                           101 Montgomery Street
                           San Francisco, CA  94104                              00,000              00.00%

                           Delaware Management Company
                           Employee Profit Sharing Trust
                           1818 Market Street
                           Philadelphia, PA  19103                               00,000              00.00%

                           Ogden Financial Services Inc.
                           Attention George Warren
                           3411 Silverside Road
                           103 Springer Building
                           Wilmington, DE  19810                                00,000              00.00%

                           General Refractories Co.
                           Pension Salaried Plan
                           c/o Bankers Trust
                           P.O. Box 1742
                           Church Street Station
                           New York, NY  10008                                   00,000              00.00%

         As of November 30, 1996, management believes the following accounts held 5% or more of the outstanding shares of a Class of shares of Strategic Income Fund:

         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between Delchester Fund and the Manager was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of Income Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
         Chairman,President, Chief Executive Officer, Director and/or Trustee of Income Funds, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman and Director of Delaware Pooled Trust, Inc., Delaware
                  Distributors, Inc., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.
         Chairman,President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd.
         Director of Delaware Service Company, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Winthrop S. Jessup (51)
         Executive Vice President of Income Funds, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Capital Management, Inc.
         Executive Vice President and Director of DMH Corp., Delaware Management
                  Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Vice Chairman and Director of Delaware Distributors, Inc.
         Vice Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc., Delaware International
                  Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
         During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.


---------------
*Director affiliated with the Income Funds, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

Richard G. Unruh, Jr. (57)
         Executive Vice President of Income Funds, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Senior Vice President of Delaware Management Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (49)
         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Income Funds, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Senior Vice President/Chief Investment Officer, Fixed Income of
                  Delaware Management Holdings, Inc.
         Director of Founders CBO Corporation.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
         Director and/or Trustee of Income Funds, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)
         Director and/or Trustee of Income Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                  Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University.
                  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
         Director and/or Trustee of Income Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
         Director and/or Trustee of Income Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Charles E. Peck (71)
         Director and/or Trustee of Income Funds, Inc. and each of the other 17 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (56)
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer of Income Funds, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Operating Officer/Chief Administrative
                  Officer/Chief Financial Officer/Treasurer of Delaware Management Holdings, Inc.
         Senior Vice President/Chief Financial Officer/Treasurer and Director
                  of DMH Corp.
         Senior Vice President/Chief Administrative Officer and Director of
                  Delaware Distributors, Inc.
         Senior Vice President/Chief Administrative Officer of Delaware
                  Distributors, L.P.
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer and Director of
                  Delaware Service Company, Inc.
         Chief Financial Officer and Director of Delaware International
                  Holdings Ltd.
         Senior Vice President/Chief Financial Officer/Treasurer of Delaware
                  Capital Management, Inc.
         Senior Vice President/Chief Financial Officer and Director of Founders
                  Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992 and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (49)
         Senior Vice President and Secretary of Income Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Secretary and Director of Delaware Management
                  Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
                  Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Investment & Retirement Services, Inc., Founders Holdings, Inc. and Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Paul A. Matlack (37)
         Vice President/Senior Portfolio Manager of Income Funds, Inc., of
                  11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         President and Director of Founders CBO Corporation.
         Vice President of Founders Holdings, Inc.
         During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

Gerald T. Nichols (38)
         Vice President/Senior Portfolio Manager of Income Funds, Inc., of
                  11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         Assistant Secretary, Treasurer and Director of Founders CBO
                  Corporation.
         During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

Babak Zenouzi (33)
         Vice President/Portfolio Manager of Income Funds, Inc. and 10 other investment companies in the Delaware Group.
         Vice President/Assistant Portfolio Manager of Delaware Investment
                  Advisers.
         Before joining the Delaware Group in 1992, he was with The Boston
                  Company where he held the positions of assistant vice president, senior financial analyst, financial analyst and portfolio accountant.

Paul Grillo (37)
         Assistant Vice President/Portfolio Manager of Income Funds, Inc. and
                  of 11 other investment companies in the Delaware Group. Before joining the Delaware Group in 1992, Mr. Grillo was a Mortgage
                  Strategist and Trader at the Dreyfus Corporation.

Joseph H. Hastings (47)
         Vice President/Corporate Controller of Income Funds, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment & Retirement
                  Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
         Vice President/Treasurer of Income Funds, Inc., each of the other
                  17 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
         Vice President/Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation,
                  New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Income Funds, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended July 31, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of July 31, 1996.

                                                              Pension or
                                                              Retirement
                                                              Benefits
                                                              Accrued           Estimated              Total
                                    Aggregate                 as Part           Annual                 Compensation
                                    Compensation              of Income         Benefits               from all 18
                                    from Income               Funds, Inc.       Upon                   Delaware
Name                                Funds, Inc.               Expenses          Retirement*            Group Funds
W. Thacher Longstreth               $3,436                    None              $30,000                $47,993
Ann R. Leven                        $3,992                    None              $30,000                $56,129
Walter P. Babich                    $3,743                    None              $30,000                $51,993
Anthony D. Knerr                    $3,914                    None              $30,000                $55,129
Charles E. Peck                     $3,605                    None              $30,000                $51,129


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of July 31, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited- Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                 *     *     *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stock issued by emerging growth companies exhibiting strong capital appreciation potential.

         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instrumentalities secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global

Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S.
corporations.

         Delaware Group Premium Fund offers ten funds available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Funds. The Manager and the Sub-Adviser also provide investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, the Sub-Adviser or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and
(5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for Income Funds, Inc. and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for Delchester Fund. The Distributor and, in its capacity as such, DDI received net commissions from Delchester Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                                               Total
                           Amount of           Amounts               Net
                         Underwriting         Reallowed          Commission
Fiscal Year Ended         Commission         to Dealers        to Distributor
-----------------        ------------        -----------       --------------

July 31, 1996             $3,186,228         $2,659,208          $  527,020
July 31, 1995              5,089,170          4,248,856             840,314
July 31, 1994              8,625,370          7,218,669           1,406,701

         The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to the Delchester Fund A Class as follows:


       Fiscal Year Ended                          Limited CDSC Payments
       -----------------                          ---------------------

       July 31, 1996                                    $2,090
       July 31, 1995                                       966
       July 31, 1994                                     6,497

         The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to the Class B Shares of the Delchester Fund as follows:

         Fiscal Year Ended                           CDSC Payments
         -----------------                           -------------

         July 31, 1996                                  $407,317
         July 31, 1995                                   184,351
         July 31, 1994*                                    1,555

*Date of initial public offering was May 2, 1994.

         The Distributor received CDSC payments with respect to the Class C Shares of the Delchester Fund as follows:

         Fiscal Year Ended                           CDSC Payments
         -----------------                           -------------

         July 31, 1996*                                     $502

*Date of initial public offering was November 29, 1995.


         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for Income Funds, Inc. and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00, in the case of Delchester Fund and High-Yield Opportunities Fund, and $5.50, in the case of Strategic Income Fund, plus, in each case, transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to .25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and .20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Funds' advisory relationships with the Manager or their distribution relationships with the Distributor, the Manager and its affiliates could cause Income Funds, Inc. to delete the words "Delaware Group" from Income Funds, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of Delchester Fund's and High-Yield Opportunities Fund's securities and cash. Bankers Trust Company ("Bankers"), One Bankers Trust Plaza, New York, NY 10006, is custodian of Strategic Income Fund's securities and cash. As custodian for a Fund, Chase or, as relevant, Bankers maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

         The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for Income Funds, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

         Shares of the Funds are exempt from Pennsylvania personal property taxes and qualify as an authorized investment for trustees in Pennsylvania if such an investment is otherwise appropriate.

Capitalization
         Income Funds, Inc. has a present authorized capitalization of one billion shares of capital stock with a $1.00 par value per share. Five hundred million shares have been allocated to the Delchester Fund series of shares, two hundred million shares have been allocated to the Strategic Income Fund series of shares, and two hundred million shares have been allocated to the High-Yield Opportunities Fund series. Each Fund offers four classes of shares, each representing a proportionate interest in the assets of that Fund, and each having the same voting and other rights and preferences as the other classes, except that shares of a Fund's Institutional Class may not vote on matters affecting the Fund's Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plans relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. The Board of Directors of Income Funds, Inc. has allocated three hundred fifty million shares to the Delchester Fund A Class, and fifty million shares each to the Delchester Fund B Class, the Delchester Fund C Class and the Delchester Fund Institutional Class; one hundred million shares to the Strategic Income Fund A Class, twenty-five million shares each to the Strategic Income Fund B Class and the Strategic Income Fund C Class and fifty million shares to the Strategic Income Fund Institutional Class; and one hundred million shares to the High-Yield Opportunities Fund A Class, twenty-five million shares each to the High-Yield Opportunities Fund B Class and the High-Yield Opportunities Fund C Class and fifty million shares to the High-Yield Opportunities Fund Institutional Class.

         Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Until May 31, 1992, the Delchester Fund offered shares of two retail classes, Delchester I class and Delchester II class (now, the Class A Shares of the Delchester Fund). Delchester I class shares were offered with a higher sales charge than that applicable to the Delchester II class, but without the imposition of a Rule 12b-1 fee. Effective June 1, 1992, following shareholder approval of a Plan of Recapitalization on May 8, 1992, shareholders of the Delchester I class had their shares converted into shares of the Delchester II class and became subject to that class' Rule 12b-1 charges. Effective at the same time, following approval by shareholders, the name of the Delchester II class was changed to the Delchester Fund class. Effective May 2, 1994, the Delchester Fund class became known as the Delchester Fund A Class and the Delchester Fund (Institutional) class became known as the Delchester Fund Institutional Class.

         Until September 30, 1996, Income Funds, Inc. operated as Delaware Group Delchester High-Yield Bond Fund, Inc., and offered one series of shares, the Delchester Fund.

Noncumulative Voting
         Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Income Funds, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A--IRA INFORMATION

         The Tax Reform Act of 1986 (the "Act") restructured, and in some cases eliminated, the tax deductibility of IRA contributions. Under the Act, the full deduction for IRAs ($2,000 for each working spouse and $2,250 for one-income couples) was retained for all taxpayers who are not covered by an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is covered by an employer-sponsored retirement plan, the full deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. The Act does not permit deductions for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         As illustrated in the following tables, maintaining an IRA remains a valuable opportunity.

         For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

         Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, like the Funds, your bottom line at retirement could be lower--it could also be much higher.

$2,000 Invested Annually Assuming a 10% Annualized Return

         15% Tax Bracket            Single -- $0 - $24,000
         ---------------            Joint  -- $0 - $40,100

                                                                                How Much
                           Cumulative                How Much                   You Have
         End of            Investment                You Have                   With Full
         Year              Amount                    Without IRA                IRA Deduction
          1                $ 2,000                   $ 1,844                    $ 2,200
          5                 10,000                    10,929                     13,431
         10                 20,000                    27,363                     35,062
         15                 30,000                    52,074                     69,899
         20                 40,000                    89,231                    126,005
         25                 50,000                   145,103                    216,364
         30                 60,000                   229,114                    361,887
         35                 70,000                   355,438                    596,254
         40                 80,000                   545,386                    973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5% (10% less 15%)]

         28% Tax Bracket            Single -- $24,001 - $58,150
         ---------------            Joint  -- $40,101 - $96,900

                                                     How Much                   How Much You Have
                           Cumulative                You Have                   With Full IRA
         End of            Investment                Without                    No
         Year              Amount                    IRA                        Deduction        Deduction
          1                $ 2,000                   $ 1,544                    $ 1,584          $ 2,200
          5                 10,000                     8,913                      9,670           13,431
         10                 20,000                    21,531                     25,245           35,062
         15                 30,000                    39,394                     50,328           69,899
         20                 40,000                    64,683                     90,724          126,005
         25                 50,000                   100,485                    155,782          216,364
         30                 60,000                   151,171                    260,559          361,887
         35                 70,000                   222,927                    429,303          596,254
         40                 80,000                   324,512                    701,067          973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less 28%)]

[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]



         31% Tax Bracket            Single -- $58,151 - $121,300
         ---------------            Joint  -- $96,901 - $147,700

                                                     How Much                   How Much You Have
                           Cumulative                You Have                   With Full IRA
         End of            Investment                Without                    No
         Year              Amount                    IRA                        Deduction        Deduction
          1                $ 2,000                   $ 1,475                    $ 1,518          $ 2,200
          5                 10,000                     8,467                      9,268           13,431
         10                 20,000                    20,286                     24,193           35,062
         15                 30,000                    36,787                     48,231           69,899
         20                 40,000                    59,821                     86,943          126,005
         25                 50,000                    91,978                    149,291          216,364
         30                 60,000                   136,868                    249,702          361,887
         35                 70,000                   199,536                    411,415          596,254
         40                 80,000                   287,021                    671,855          973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less 31%)]

[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]


         36% Tax Bracket*           Single -- $121,301 - $263,750
         ---------------            Joint  -- $147,701 - $263,750

                                                     How Much                   How Much You Have
                           Cumulative                You Have                     With Full IRA
         End of            Investment                Without                      No
         Year              Amount                    IRA                        Deduction        Deduction

          1                $ 2,000                   $ 1,362                    $ 1,408          $ 2,200
          5                 10,000                     7,739                      8,596           13,431
         10                 20,000                    18,292                     22,440           35,062
         15                 30,000                    32,683                     44,736           69,899
         20                 40,000                    52,308                     80,643          126,005
         25                 50,000                    79,069                    138,473          216,364
         30                 60,000                   115,562                    231,608          361,887
         35                 70,000                   165,327                    381,602          596,254
         40                 80,000                   233,190                    623,170          973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less 36%)]

[With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

                                      -80-


         39.6% Tax Bracket*                 Single -- over $263,750
         -----------------                  Joint  -- over $263,750

                                                     How Much                   How Much You Have
                           Cumulative                You Have                   With Full IRA
         End of            Investment                Without                    No
         Year              Amount                    IRA                        Deduction        Deduction

          1                $ 2,000                   $ 1,281                    $ 1,329          $ 2,200
          5                 10,000                     7,227                      8,112           13,431
         10                 20,000                    16,916                     21,178           35,062
         15                 30,000                    29,907                     42,219           69,899
         20                 40,000                    47,324                     76,107          126,005
         25                 50,000                    70,677                    130,684          216,364
         30                 60,000                   101,986                    218,580          361,887
         35                 70,000                   143,965                    360,137          596,254
         40                 80,000                   200,249                    588,117          973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)]

[With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]

-----------------------
* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

                   $2,000 SINGLE INVESTMENT AT A RETURN OF 10%
                               COMPOUNDED MONTHLY

                  TAXABLE--                 TAXABLE--                  TAXABLE--
YEARS             39.6%*                    36%*                       31%
--------------------------------------------------------------------------------

 10               $ 3,653                   $ 3,787                    $ 3,980
 15                 4,938                     5,210                      5,614
 20                 6,673                     7,169                      7,918
 30                12,190                    13,572                     15,756
 40                22,267                    25,696                     31,351


                  TAXABLE--                 TAXABLE--                  TAX
YEARS             28%                       15%                        DEFERRED
--------------------------------------------------------------------------------

 10               $ 4,100                   $ 4,665                    $ 5,414
 15                 5,870                     7,125                      8,908
 20                 8,405                    10,882                     14,656
 30                17,231                    25,385                     39,675
 40                35,323                    59,214                    107,401



                   $2,000 INVESTED ANNUALLY AT A RETURN OF 10%
                               COMPOUNDED MONTHLY

                  TAXABLE--                 TAXABLE--                  TAXABLE--
YEARS             39.6%*                    36%*                       31%
--------------------------------------------------------------------------------

 10               $ 28,276                  $ 28,891                   $ 29,773
 15                 50,241                    51,913                     54,348
 20                 79,928                    83,590                     89,014
 30                174,276                   187,150                    206,891
 40                347,756                   383,214                    441,441


                  TAXABLE--         TAXABLE--                          TAX
YEARS             28%               15%                                DEFERRED
--------------------------------------------------------------------------------

 10               $ 30,317                  $ 32,819                   $ 36,018
 15                 55,875                    63,110                     72,877
 20                 92,468                   109,373                    133,521
 30                219,878                   287,948                    397,466
 40                481,071                   704,501                  1,111,974


-----------------------
* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY

         The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                 After 5 years                   $3,528 more
                      10 years                   $6,113
                      20 years                  $17,228
                      30 years                  $47,295

         Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.
         And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, compounded monthly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                       8%                       10%
                                       --                       ---

         10 years                  $ 31,828                   $ 36,018
         30 years                   259,288                    397,466

         The statistical exhibits above are for illustration purposes only and do not reflect the actual performance for the Funds either in the past or in the future.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Income Funds, Inc. (formerly, Delaware Group Delchester High-Yield Bond Fund, Inc.) and, in its capacity as such, audits the financial statements contained in Income Funds, Inc.'s Annual Report. Delchester Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended July 31, 1996 are included in Delchester Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Strategic Income Fund was not offered to the public prior to October 1, 1996 and High-Yield Opportunities Fund was not offered to the public prior to the date of this Part B.

                                     PART C

                                Other Information

Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights for Delchester Fund

                       *Part B      -   Statement of Net Assets
                                        Statement of Operations
                                        Statement of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Report

                       * The financial statements and Accountant's Report listed above for Delchester Fund for the fiscal year ended July 31, 1996 are incorporated into Part B by reference. Strategic Income Fund commenced operations on October 1, 1996. High-Yield Opportunities Fund is expected to commence operations on or about December 30, 1996.

               (b)     Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and supplemented through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                                (b)      Executed Articles Supplementary
                                         (November 28, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 53 filed
                                         July 17, 1996.

                                (c)      Executed Articles of Amendment
                                         (September 24, 1996) attached as
                                         Exhibit.

                                (d)      Executed Articles Supplementary
                                         (September 24, 1996) attached as
                                         Exhibit.

                                (e) Proposed Articles Supplementary (1996) attached as Exhibit.

                        (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                        (3)     Voting Trust Agreement. Inapplicable.

PART C - Other Information
(Continued)


                        (4) Copies of All Instruments Defining the Rights of Holders.

                                (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                                         (i)     Article Second of Articles
                                                 Supplementary (June 1, 1992 and
                                                 April 29, 1995), Article Fifth
                                                 of Articles of Incorporation
                                                 (March 4, 1983) and Article
                                                 Tenth of Articles of Amendment
                                                 (May 2, 1985) incorporated into
                                                 this filing by reference to
                                                 Post-Effective Amendment No. 52
                                                 filed November 22, 1995.

                                         (ii)    Article Third of Articles
                                                 Supplementary (November 28,
                                                 1995) incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No. 53
                                                 filed July 17, 1996.

                                         (iii)   Executed Article Fourth of
                                                 Articles Supplementary (1996)
                                                 attached as Exhibit
                                                 24(b)(1)(d).

                                         (iv)    Proposed Articles Supplementary
                                                 (1996) attached as Exhibit
                                                 24(b)(1)(e).

                                (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                        (5)     Investment Management Agreements.

                                (a)      Executed Investment Management
                                         Agreement (April 3, 1995) between
                                         Delaware Management Company, Inc. and
                                         the Registrant on behalf of Delchester
                                         Fund incorporated into this filing by
                                         reference to Post- Effective Amendment
                                         No. 52 filed November 22, 1995.

                                (b)      Executed Investment Management
                                         Agreement (September 30, 1996) between
                                         Delaware Management Company, Inc. and
                                         the Registrant on behalf of Strategic
                                         Income Fund attached as Exhibit.

PART C - Other Information
(Continued)


                                (c)      Executed Sub-Advisory Agreement
                                         (September 30, 1996) between Delaware
                                         Management Company, Inc. and Delaware
                                         International Advisers Ltd. with
                                         respect to Strategic Income Fund
                                         attached as Exhibit.

                                (d)      Proposed Investment Management
                                         Agreement (1996) between Delaware
                                         Management Company, Inc. and the
                                         Registrant on behalf of High-Yield
                                         Opportunities Fund attached as Exhibit.

                        (6)     (a)      Distribution Agreements.

                                         (i)     Executed Distribution Agreement
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Delchester Fund incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment No.
                                                 53 filed July 17, 1996.

                                         (ii)    Executed Amendment No. 1 to
                                                 Distribution Agreement
                                                 (November 29, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Delchester Fund incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment No.
                                                 53 filed July 17, 1996.

                                         (iii)   Executed Distribution Agreement
                                                 (September 30, 1996) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of
                                                 Strategic Income Fund attached
                                                 as Exhibit.

                                         (iv)    Proposed Distribution Agreement
                                                 (1996) between Delaware
                                                 Distributors, L.P. and the
                                                 Registrant on behalf of
                                                 High-Yield Opportunities Fund
                                                 included as Module.

                                (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                                (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                                (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                                         1995) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 53 filed July 17, 1996.

PART C - Other Information
(Continued)


                        (7)     Bonus, Profit Sharing, Pension Contracts.

                                (a)      Amended and Restated Profit Sharing
                                         Plan (November 17, 1994) incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 52 filed
                                         November 22, 1995.

                                (b)      Amendment to Profit Sharing Plan
                                         (December 21, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 53 filed
                                         July 17, 1996.

                        (8)     Custodian Agreements.

                                (a)      Executed Custodian Agreement (May 1,
                                         1996) between The Chase Manhattan Bank
                                         and the Registrant on behalf of
                                         Delchester Fund incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 53 filed July 17, 1996.

                                (b)      Proposed Securities Lending Agreement
                                         (1996) between The Chase Manhattan Bank
                                         and the Registrant on behalf of
                                         Delchester Fund incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 53 filed July 17, 1996.

                                (c)      Proposed Custodian Agreement (1996)
                                         between Bankers Trust Company and the
                                         Registrant on behalf of Strategic
                                         Income Fund incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 53 filed July 17, 1996.

                                (d)      Proposed Securities Lending Agreement
                                         (1996) between Bankers Trust Company
                                         and the Registrant on behalf of
                                         Strategic Income Fund incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 53 filed
                                         July 17, 1996.

                                (e)      Proposed Custodian Agreement (1996)
                                         between The Chase Manhattan Bank and
                                         the Registrant on behalf of High-Yield
                                         Opportunities Fund attached as Exhibit.

                                (f)      Proposed Securities Lending Agreement
                                         (1996) between The Chase Manhattan Bank
                                         and the Registrant on behalf of
                                         High-Yield Opportunities Fund attached
                                         as Exhibit.

PART C - Other Information
(Continued)

                        (9)     Other Material Contracts.

                                (a)      Executed Amended and Restated
                                         Shareholders Services Agreement
                                         (September 30, 1996) between Delaware
                                         Service Company, Inc. and the
                                         Registrant on behalf of Delchester Fund
                                         and Strategic Income Fund attached as
                                         Exhibit.

                                         (i)     Proposed Amended and Restated
                                                 Shareholders Services Agreement
                                                 (1996) between Delaware Service
                                                 Company, Inc. and the
                                                 Registrant on behalf of
                                                 Delchester Fund, Strategic
                                                 Income Fund and High-Yield
                                                 Opportunities Fund included
                                                 as Module.

                                (b) Executed Delaware Group of Funds Fund Accounting Agreement between Delaware Service Company, Inc. and the
                                         Registrant (August 19, 1996)
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 54 filed September 27, 1996.

                                         (i)     Executed Amendment No. 1
                                                 (September 30, 1996) to
                                                 Schedule A to Delaware Group of
                                                 Funds Fund Accounting Agreement
                                                 attached as Exhibit.

                                         (ii)    Proposed Amendment to Schedule
                                                 A to Delaware Group of Funds
                                                 Fund Accounting Agreement
                                                 included as Module.

                        (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on September 20, 1996.

                        (11)    Consent of Auditors. Attached as Exhibit.

                     (12-13)    Inapplicable.

                        (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 49 filed September 28, 1993 and Post-Effective Amendment No. 52 filed November 22, 1995.

                     **(15)     Plans under Rule 12b-1.

                                (a) Plan under Rule 12b-1 for Delchester Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

** Relates to the A, B and C Classes of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund.

PART C - Other Information
(Continued)


                                (b) Plan under Rule 12b-1 for Delchester Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                                (c) Plan under Rule 12b-1 for Delchester Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                                (d)      Plan under Rule 12b-1 for Strategic
                                         Income Fund A Class (September 30,
                                         1996) attached as Exhibit.

                                (e)      Plan under Rule 12b-1 for Strategic
                                         Income Fund B Class (September 30,
                                         1996) attached as Exhibit.

                                (f)      Plan under Rule 12b-1 for Strategic
                                         Income Fund C Class (September 30,
                                         1996) attached as Exhibit.

                                (g)      Proposed Plan under Rule 12b-1 for
                                         High-Yield Opportunities Fund A
                                         Class (1996) included as Module.

                                (h)      Proposed Plan under Rule 12b-1 for
                                         High-Yield Opportunities Fund B
                                         Class (1996) included as Module.

                                (i)      Proposed Plan under Rule 12b-1 for
                                         High-Yield Opportunities Fund C
                                         Class (1996) included as Module.

                        (16) Schedules of Computation for each Performance Quotation.

                                (a)      Incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 52 filed November 22, 1995 and
                                         Post-Effective Amendment No. 54 filed
                                         September 27, 1996.

                       (17) Financial Data Schedules. Incorporated into this filing by reference to Post-Effective Amendment No. 54 filed September 27, 1996.

PART C - Other Information
(Continued)

                    ***(18)     Plan under Rule 18f-3.

                                (a)      Plan under Rule 18f-3 (November 29,
                                         1995) included as Module.

                                (b) Amended Appendix A (September 30, 1996) to Plan under Rule 18f-3 attached as Exhibit.

                       (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

***Relates to Strategic Income Fund.

Item 25.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 26.       Number of Holders of Securities.

                       (1)                                      (2)

                                                         Number of
               Title of Class                            Record Holders
               --------------                            --------------

               Delaware Group Income Funds, Inc.
               Delchester Fund series:

               Delchester Fund A Class
               Common Stock Par Value                    45,456 Accounts as of
               $1.00 Per Share                           September 27, 1996

               Delchester Fund B Class
               Common Stock Par Value                    7,395 Accounts as of
               $1.00 Per Share                           September 27, 1996

               Delchester Fund C Class
               Common Stock Par Value                    260 Accounts as of
               $1.00 Per Share                           September 27, 1996

               Delchester Fund Institutional Class
               Common Stock Par Value                    40 Accounts as of
               $1.00 Per Share                           August 27, 1996

PART C - Other Information
(Continued)
                                                           Number of
        Title of Class                                     Record Holders*
        --------------                                     ---------------

        Delaware Group Income Funds, Inc.
        Strategic Income Fund series:

        Strategic Income Fund A Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

        Strategic Income Fund B Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

        Strategic Income Fund C Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

        Strategic Income Fund Institutional Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

        Delaware Group Income Funds, Inc.
        High-Yield Opportunities Fund series:

        High-Yield Opportunities Fund A Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

        High-Yield Opportunities Fund B Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

        High-Yield Opportunities Fund C Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

        High-Yield Opportunities Fund
        Institutional Class
        Common Stock Par Value                             0 Accounts as of
        $1.00 Per Share                                    September 27, 1996

* Shares of Strategic Income Fund were not offered prior to October 1, 1996 and shares of High-Yield Opportunities Fund were not offered prior to the effective date of this Registration Statement.

PART C - Other Information
(Continued)



Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 30 filed July 28, 1983 and
               Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

Item 28. Business and Other Connections of Investment Adviser and Sub-Investment Adviser.

               Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, fund accounting and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)


               The following persons serving as directors or officers of the Manager have held the following positions during the past two years:



Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

Wayne A. Stork                      Chairman of the Board, President, Chief Executive Officer, Chief Investment
                                    Officer and Director of Delaware Management Company, Inc.; President,
                                    Chief Executive Officer, Chairman of the Board and Director of the
                                    Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                                    DMH Corp., Delaware International Holdings Ltd. and Founders Holdings,
                                    Inc.; Chairman of the Board and Director of Delaware Pooled Trust, Inc.,
                                    Delaware Distributors, Inc., Delaware Capital Management, Inc. and Delaware
                                    Investment & Retirement Services, Inc.; Chairman, Chief Executive Officer
                                    and Director of Delaware International Advisers Ltd.; and Director of
                                    Delaware Service Company, Inc.

Winthrop S. Jessup                  Executive Vice President and Director of Delaware Management Company,
                                    Inc., DMH Corp., Delaware International Holdings Ltd. and Founders
                                    Holdings, Inc.; Executive Vice President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                                    Delaware Group and Delaware Management Holdings, Inc.; President and
                                    Chief Executive Officer of Delaware Pooled Trust, Inc.; Vice Chairman of
                                    Delaware Distributors, L.P.; Vice Chairman and Director of Delaware
                                    Distributors, Inc.; Director of Delaware Service Company, Inc., Delaware
                                    Management Trust Company, Delaware International Advisers Ltd. and
                                    Delaware Investment & Retirement Services, Inc.; and President and Director
                                    of Delaware Capital Management, Inc.

Richard G. Unruh, Jr.               Executive Vice President and Director of Delaware Management Company,
                                    Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware Management
                                    Holdings, Inc.; and Director of Delaware International Advisers Ltd.

                                    Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                    1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                    Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

Paul E. Suckow                      Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                    Management Company, Inc., the Registrant and each of the other funds in the Delaware
                                    Group; Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
                                    Management Holdings, Inc.; Executive Vice President and Director of Founders
                                    Holdings, Inc.; and Director of Founders CBO Corporation

David K. Downes                     Senior Vice President, Chief Administrative Officer and Chief Financial Officer of
                                    Delaware Management Company, Inc., the Registrant and each of the other funds in the
                                    Delaware Group; Chairman and Director of Delaware Management Trust Company;
                                    Executive Vice President, Chief Operating Officer, Chief Administrative Officer,
                                    Chief Financial Officer and Treasurer of Delaware Management Holdings, Inc.; Senior
                                    Vice President, Chief Financial Officer, Treasurer and Director of DMH Corp.; Senior
                                    Vice President and Chief Administrative Officer of Delaware Distributors, L.P.;
                                    Senior Vice President, Chief Administrative Officer and Director of Delaware
                                    Distributors, Inc.; Senior Vice President, Chief Administrative Officer, Chief
                                    Financial Officer and Director of Delaware Service Company, Inc.; Chief Financial
                                    Officer and Director of Delaware International Holdings Ltd.; Senior Vice President,
                                    Chief Financial Officer and Treasurer of Delaware Capital Management, Inc.; Senior
                                    Vice President, Chief Financial Officer and Director of Founders Holdings, Inc.;
                                    Chief Executive Officer and Director of Delaware Investment & Retirement Services,
                                    Inc.; and Director of Delaware International Advisers Ltd.

                                    Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn, Inc.
                                    since 1992, 8 Clayton Place, Newtown Square, PA











*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

George M. Chamberlain, Jr.          Senior Vice President, Secretary and Director of Delaware Management
                                    Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                                    Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc.
                                    and Delaware Investment & Retirement Services, Inc.; Senior Vice President
                                    and Secretary of the Registrant, each of the other funds in the Delaware
                                    Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.;
                                    Executive Vice President, Secretary and Director of Delaware Management
                                    Trust Company; Secretary and Director of Delaware International Holdings
                                    Ltd.; and Director of Delaware International Advisers Ltd.


Richard J. Flannery                 Managing Director/Corporate Tax & Affairs of Delaware Management
                                    Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                                    Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                    Inc., Delaware Management Trust Company, Founders CBO Corporation,
                                    Delaware Capital Management, Inc. and Delaware Investment & Retirement
                                    Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate Tax & Affairs and
                                    Director of Founders Holdings, Inc.; Managing Director and Director of
                                    Delaware International Holdings Ltd.; and Director of Delaware International
                                    Advisers Ltd.

                                    Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                                    PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                    since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)                Vice President and Treasurer of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, Delaware
                                    Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                    Inc. and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO
                                    Corporation; and Vice President and Manager of Investment Accounting of
                                    Delaware International Holdings Ltd.





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

Eric E. Miller                      Vice President and Assistant Secretary of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors Inc., Delaware Service Company, Inc., Delaware
                                    Management Trust Company, Founders Holdings, Inc., Delaware Capital
                                    Management, Inc. and Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro                 Vice President and Assistant Secretary of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., Delaware Distributors, L.P., Delaware
                                    Distributors, Inc., Delaware Service Company, Inc., DMH Corp., Delaware
                                    Management Trust Company, Delaware Capital Management, Inc., Delaware
                                    Investment & Retirement Services, Inc. and Founders Holdings, Inc.;
                                    Secretary of Founders CBO Corporation; and Assistant Secretary of Delaware
                                    International Holdings Ltd.

                                    General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln.,
                                    Philadelphia, PA

John M. Zerr(2)                     Vice President and Assistant Secretary of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, DMH
                                    Corp., Delaware Distributors, L.P., Delaware Capital Management, Inc. and
                                    Delaware Investment & Retirement Services, Inc.

Joseph H. Hastings                  Vice President/Corporate Controller of Delaware Management Company, Inc.,
                                    the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                    Capital Management, Inc., Founders Holdings, Inc. and Delaware
                                    International Holdings Ltd.; Executive Vice President, Chief Financial Officer
                                    and Treasurer of Delaware Management Trust Company; Chief Financial
                                    Officer and Treasurer of Delaware Investment & Retirement Services, Inc.;
                                    and Assistant Treasurer of Founders CBO Corporation

Bruce A. Ulmer                      Vice President/Director of Internal Audit of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                                    Company; and Vice President/Internal Audit of Delaware Investment &
                                    Retirement Services, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

Steven T. Lampe(3)                  Vice President/Taxation of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                    Management Trust Company, Founders Holdings, Inc., Founders CBO
                                    Corporation, Delaware Capital Management, Inc. and Delaware Investment &
                                    Retirement Services, Inc.

Lisa O. Brinkley                    Vice President/Compliance of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management
                                    Trust Company, Delaware Capital Management, Inc. and Delaware Investment &
                                    Retirement Services, Inc.

Rosemary E. Milner                  Vice President/Legal of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                                    Distributors, Inc.

Douglas L. Anderson                 Vice President/Operations of Delaware Management Company, Inc. and Delaware Service
                                    Company, Inc.; and Vice President/Operations and Director of Delaware Management
                                    Trust Company

Michael T. Taggart                  Vice President/Facilities Management and Administrative Services of Delaware
                                    Management Company, Inc.

Gerald T. Nichols                   Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                    Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                    Treasurer, Assistant Secretary and Director of Founders CBO Corporation

J. Michael Pokorny                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

Gary A. Reed                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                    Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                    Group and Delaware Capital Management, Inc.

Paul A. Matlack                     Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                    Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and
                                    President and Director of Founders CBO Corporation

Patrick P. Coyne                    Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                    Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                    Group

Roger A. Early                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                    Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                    Group

Edward N. Antoian                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

                                    General Partner of Zeke Investment Partners since 1991, 569 Canterbury Lane, Berwyn,
                                    PA

George H. Burwell                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

John B. Fields                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., each of the equity funds in the Delaware Group and Delaware Capital
                                    Management, Inc.

David C. Dalrymple                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group

Gerald S. Frey(4)                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc. and each of the equity funds in the Delaware Group



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

Faye P. Staples(5)                  Vice President/Human Resources of Delaware Management Company, Inc.,
                                    Delaware Distributors, L.P. and Delaware Distributors, Inc.; and Vice
                                    President/Director of Human Resources of Delaware Service Company, Inc.

Daniel H. Carlson(6)                Vice President/Marketing Manager of Delaware Management Company, Inc.,
                                    Delaware Distributors, L.P. and Delaware Investment & Retirement Services,
                                    Inc.



   1 VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
   2  ATTORNEY, Ballard Spahr Andrews & Ingersoll prior to July 1995.
   3  TAX MANAGER, Price Waterhouse prior to October 1995.
   4  SENIOR DIRECTOR, Morgan Grenwell Capital Management prior to June 1996.
   5  VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.
   6  PRINCIPAL AND CONSULTANT, Buck Consultants prior to October 1995.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


      Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to the Strategic Income Fund of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds.

PART C - Other Information
(Continued)


      The following persons serving as directors or officers of Delaware International have held the following positions during the past two years:


Name and Principal                             Positions and Offices with Delaware International Advisers Ltd.
Business Address                               and its Affiliates and Other Positions and Offices Held
----------------                               -------------------------------------------------------
*Wayne A. Stork                                Chairman of the Board, Chief Executive Officer and Director of
                                               Delaware International Advisers Ltd.; President, Chief Executive
                                               Officer, Chairman of the Board and Director of the Registrant and,
                                               with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                                               DMH Corp., Delaware International Holdings Ltd. and Founders
                                               Holdings, Inc.; Chairman of the Board, President, Chief Executive
                                               Officer, Chief Investment Officer and Director of Delaware
                                               Management Company, Inc.; Chairman of the Board and Director of
                                               Delaware Pooled Trust, Inc., Delaware Distributors, Inc., Delaware
                                               Capital Management, Inc. and Delaware Investment & Retirement
                                               Services, Inc.; and Director of Delaware Service Company, Inc.

**G. Roger H. Kitson                           Vice Chairman and Director of Delaware International Advisers Ltd.

**David G. Tilles                              Managing Director, Chief Investment Officer and Director of
                                               Delaware International Advisers Ltd.

**John Emberson                                Secretary/Compliance Officer/Finance Director and Director of
                                               Delaware International Advisers Ltd.





  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

PART C - Other Information
(Continued)



Name and Principal                  Positions and Offices with Delaware International Advisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
----------------                    -------------------------------------------------------
*David K. Downes                    Director of Delaware International Advisers Ltd.; Executive Vice President,
                                    Chief Operating Officer, Chief Administrative Officer, Chief Financial Officer
                                    and Treasurer of Delaware Management Holdings, Inc.; Senior Vice
                                    President, Chief Administrative Officer, Chief Financial Officer of Delaware
                                    Management Company, Inc., the Registrant and each of the other funds in the
                                    Delaware Group; Chairman and Director of Delaware Management Trust
                                    Company; Senior Vice President, Chief Financial Officer, Treasurer and
                                    Director of DMH Corp.; Senior Vice President and Chief Administrative
                                    Officer of Delaware Distributors, L.P.; Senior Vice President, Chief
                                    Administrative Officer and Director of Delaware Distributors, Inc.; Senior
                                    Vice President, Chief Administrative Officer, Chief Financial Officer and
                                    Director of Delaware Service Company, Inc.; Chief Financial Officer and
                                    Director of Delaware International Holdings Ltd.; Senior Vice President,
                                    Chief Financial Officer and Treasurer of Delaware Capital Management, Inc.;
                                    Senior Vice President, Chief Financial Officer and Director of Founders
                                    Holdings, Inc.; and Chief Executive Officer and Director of Delaware
                                    Investment & Retirement Services, Inc.

                                    Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn,
                                    Inc. since 1992, 8 Clayton Place, Newtown Square, PA

*Winthrop S. Jessup                 Director of Delaware International Advisers Ltd., Delaware Service Company,
                                    Inc., Delaware Management Trust Company and Delaware Investment &
                                    Retirement Services, Inc.; Executive Vice President of the Registrant and,
                                    with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware Management Holdings, Inc.; President and
                                    Chief Executive Officer of Delaware Pooled Trust, Inc.; Executive Vice
                                    President and Director of DMH Corp., Delaware Management Company, Inc.,
                                    Delaware International Holdings Ltd. and Founders Holdings, Inc.; Vice
                                    Chairman of Delaware Distributors, L.P.; Vice Chairman and Director of
                                    Delaware Distributors, Inc.; and President and Director of Delaware Capital
                                    Management, Inc.



  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal                  Positions and Offices with Delaware International Advisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
----------------                    -------------------------------------------------------
*Richard G. Unruh, Jr.                Director of Delaware International Advisers Ltd.; Executive Vice President
                                      and Director of Delaware Management Company, Inc.; Executive Vice
                                      President of the Registrant and each of the other funds in the Delaware
                                      Group; and Senior Vice President of Delaware Management Holdings, Inc.

                                      Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since
                                      1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance
                                      Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA

*Richard J. Flannery                  Director of Delaware International Advisers Ltd.; Managing
                                      Director/Corporate Tax & Affairs of Delaware Management Holdings, Inc.,
                                      DMH Corp., Delaware Management Company, Inc., Delaware Distributors,
                                      L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                      Delaware Management Trust Company, Delaware Capital Management, Inc.,
                                      Founders CBO Corporation and Delaware Investment & Retirement
                                      Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate & Tax Affairs and
                                      Director of Founders Holdings, Inc.; and Managing Director and Director of
                                      Delaware International Holdings Ltd.

                                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                                      Director and Member of Executive Committee of Stonewall Links, Inc. since 1991,
                                      Bulltown Rd., Elverton, PA

*John C. E. Campbell                  Director of Delaware International Advisers Ltd.

*George M. Chamberlain, Jr.           Director of Delaware International Advisers Ltd.; Senior Vice President and
                                      Secretary of the Registrant, each of the other funds in the Delaware Group,
                                      Delaware Distributors, L.P. and Delaware Management Holdings, Inc.;
                                      Senior Vice President, Secretary and Director of Delaware Management
                                      Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                                      Company, Inc., Founders Holdings, Inc., Delaware Capital Management,
                                      Inc. and Delaware Investment & Retirement Services, Inc.; Executive Vice
                                      President, Secretary and Director of Delaware Management Trust Company;
                                      and Secretary and Director of Delaware International Holdings Ltd.



  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

PART C - Other Information
(Continued)



Name and Principal                  Positions and Offices with Delaware International Advisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
----------------                    -------------------------------------------------------
*George E. Deming                     Director of Delaware International Advisers Ltd.

**Timothy W. Sanderson                Senior Portfolio Manager, Deputy Compliance Officer, Director Equity
                                      Research and Director of Delaware International Advisers Ltd.

**Clive A. Gillmore                   Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and Director
                                      of Delaware International Advisers Ltd.

**Hamish O. Parker                    Senior Portfolio Manager, Director U.S. Marketing Liaison and Director of
                                      Delaware International Advisers Ltd.

**Ian G. Sims                         Senior Portfolio Manager, Deputy Managing Director and Director of
                                      Delaware International Advisers Ltd.

**Elizabeth A. Desmond                Senior Portfolio Manager of Delaware International Advisers Ltd.

**Gavin A. Hall                       Senior Portfolio Manager of Delaware International Advisers Ltd.


  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.



Item 29.        Principal Underwriters.

               (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

               (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------

Delaware Distributors, Inc.                   General Partner                              None

Delaware Management
Company, Inc.                                 Limited Partner                              Investment Manager

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------
Delaware Capital
Management, Inc.                              Limited Partner                              None

Winthrop S. Jessup                            Vice Chairman                                Executive Vice President

Keith E. Mitchell                             President and Chief                          None
                                              Executive Officer

David K. Downes                               Senior Vice President and                    Senior Vice President/Chief
                                              Chief Administrative Officer                 Administrative Officer/Chief
                                                                                           Financial Officer

George M. Chamberlain, Jr.                    Senior Vice President/                       Senior Vice President/
                                              Secretary                                    Secretary

J. Lee Cook                                   Senior Vice President/                       None
                                              Eastern Sales Division

Thomas E. Sawyer                              Senior Vice President/                       None
                                              Western Sales Division

Stephen H. Slack                              Senior Vice President/                       None
                                              Wholesaler

William F. Hostler                            Senior Vice President/                       None
                                              Marketing Services

Dana B. Hall                                  Senior Vice President/                       None
                                              Key Accounts

Minette van Noppen                            Senior Vice President/                       None
                                              Retirement Services

J. Chris Meyer                                Senior Vice President/                       None
                                              Product Development




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------
Richard J. Flannery                           Managing Director/Corporate                  Vice President
                                              & Tax Affairs

Eric E. Miller                                Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Richelle S. Maestro                           Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

John M. Zerr                                  Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Michael P. Bishof                             Vice President/Treasurer                     Vice President/Treasurer

Steven T. Lampe                               Vice President/Taxation                      Vice President/Taxation

Joseph H. Hastings                            Vice President/                              Vice President/
                                              Corporate Controller                         Corporate Controller

Lisa O. Brinkley                              Vice President/                              Vice President/
                                              Compliance                                   Compliance

Rosemary E. Milner                            Vice President/Legal                         Vice President/Legal

Susan J. Black                                Vice President/                              None
                                              Manager Key Accounts

Daniel H. Carlson                             Vice President/                              None
                                              Marketing Manager

Diane M. Anderson                             Vice President/                              None
                                              Retirement Services

Denise F. Guerriere                           Vice President/Client Services               None

Julia R. Vander Els                           Vice President/                              None
                                              Client Services



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------
Jerome J. Alrutz                              Vice President/                              None
                                              Client Services

Joanne A. Mettenheimer                        Vice President/                              None
                                              National Accounts

Christopher H. Price                          Vice President/Annuity                       None
                                              Marketing & Administration

Steven J. DeAngelis                           Vice President/                              None
                                              Product Development

Susan T. Friestedt                            Vice President/                              None
                                              Customer Service

Dinah J. Huntoon                              Vice President/                              None
                                              Product Development

Soohee Lee                                    Vice President/                              None
                                              Product Development

Ellen M. Krott                                Vice President/                              None
                                              Communications

Holly W. Riemel                               Vice President/                              None
                                              Telemarketing

Frank Albanese                                Vice President/Wholesaler                    None

Terrence L. Bussard                           Vice President/Wholesaler                    None

William S. Carroll                            Vice President/Wholesaler                    None

William S. Castetter                          Vice President/Wholesaler                    None

Thomas J. Chadie                              Vice President/Wholesaler                    None

Douglas R. Glennon                            Vice President/Wholesaler                    None



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------
William M. Kimbrough                          Vice President/Wholesaler                    None

Mac McAuliffe                                 Vice President/Wholesaler                    None

Patrick L. Murphy                             Vice President/Wholesaler                    None

Henry W. Orvin                                Vice President/Wholesaler                    None

Philip G. Rickards                            Vice President/Wholesaler                    None

Elizabeth Roman                               Vice President/Wholesaler                    None

Michael W. Rose                               Vice President/Wholesaler                    None

Robert E. Stansbury                           Vice President/Wholesaler                    None

Larry D. Stone                                Vice President/Wholesaler                    None

Faye P. Staples                               Vice President/Human Resources               None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


              (c)  Not Applicable.

Item 30.      Location of Accounts and Records.

              All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 and in London at Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

Item 31.      Management Services.  None.

Item 32.      Undertakings.

              (a)  Not applicable.

              (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the public offering of shares of the Strategic Income Fund.

PART C - Other Information
(Continued)



                   The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the public offering of shares of the High-Yield Opportunities Fund.

              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

              (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 15th day of October, 1996.

                                     DELAWARE GROUP    INCOME FUNDS, INC.


                                     By    /s/Wayne A. Stork
                                           ------------------------------------
                                                       Wayne A. Stork
                                             Chairman of the Board, President,
                                            Chief Executive Officer and Director


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


            Signature                                      Title                                       Date
            ---------                                      -----                                       ----

                                              Chairman of the Board, President,
/s/Wayne A. Stork                             Chief Executive Officer and Director                    October 15, 1996
---------------------------------
Wayne A. Stork

                                              Senior Vice President/Chief Financial
                                              Officer/Chief Administrative Officer
                                              (Principal Financial Officer and
/s/David K. Downes                            Principal Accounting Officer)                           October 15, 1996
--------------------------------
David K. Downes

/s/Charles E. Peck                            Director                                                October 15, 1996
--------------------------------
Charles E. Peck

/s/Walter P. Babich                           Director                                                October 15, 1996
--------------------------------
Walter P. Babich

/s/Anthony D. Knerr                           Director                                                October 15, 1996
--------------------------------
Anthony D. Knerr

/s/Ann R. Leven                               Director                                                October 15, 1996
--------------------------------
Ann R. Leven

/s/W. Thacher Longstreth                      Director                                                October 15, 1996
--------------------------------
W. Thacher Longstreth



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.        Exhibit
-----------        -------

EX-99.B1C          Executed Articles of Amendment (September 24, 1996)

EX-99.B1D          Executed Articles Supplementary (September 24, 1996)

EX-99.B1E          Proposed Articles Supplementary (1996)

EX-99.B5B          Executed Investment Management Agreement (September 30, 1996)
                   between Delaware Management Company, Inc. and the Registrant on behalf of Strategic Income Fund

EX-99.B5C          Executed Sub-Advisory Agreement (September 30, 1996) between
                   Delaware Management Company, Inc. and Delaware International
                   Advisers Ltd. with respect to Strategic Income Fund

EX-99.B5D          Proposed Investment Management Agreement (1996) between
                   Delaware Management Company, Inc. and the Registrant on behalf of High-Yield Opportunities Fund

EX-99.B6AIII       Executed Distribution Agreement (September 30, 1996) between
                   Delaware Distributors, L.P. and the Registrant on behalf of Strategic Income Fund

EX-99.B6AIV        Proposed Distribution Agreement (1996) between Delaware
Module Name        Distributors, L.P. and the Registrant on behalf
(PROP_DIS_AGT)     of High-Yield Opportunities Fund

EX-99.B8E          Proposed Custodian Agreement (1996) between The Chase
                   Manhattan Bank and the Registrant on behalf of High-Yield
                   Opportunities Fund

EX-99.B8F          Proposed Securities Lending Agreement (1996) between The
                   Chase Manhattan Bank and the Registrant on behalf of High-Yield Opportunities Fund

EX-99.B9A          Executed Amended and Restated Shareholders Services Agreement
                   (September 30, 1996) between Delaware Service Company, Inc.
                   and the Registrant on behalf of Delchester Fund and Strategic
                   Income Fund

INDEX TO EXHIBITS
(Continued)


Exhibit            No. Exhibit
-------            -----------

EX-99.B9AI         Proposed Amended and Restated Shareholders Services Agreement
Module Name        (1996) between Delaware Service Company, Inc. and the
(SH_SVC_AGT)       Registrant on behalf of Delchester Fund, Strategic Income
                   Fund and High-Yield Opportunities Fund

EX-99.B9BI         Executed Amendment No. 1 (September 30, 1996) to Schedule A
                   to Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII        Proposed Amendment to Schedule A to Delaware Group of Funds
Module Name        Fund Accounting Agreement
(ACCT_AGT_SCHD_A)

EX-99.B11          Consent of Auditors

EX-99.B15D         Plan under Rule 12b-1 for Strategic Income Fund A Class
                   (September 30, 1996)

EX-99.B15E         Plan under Rule 12b-1 for Strategic Income Fund B Class
                   (September 30, 1996)

EX-99.B15F         Plan under Rule 12B-1 for Strategic Income Fund C Class
                   (September 30, 1996)

EX-99.B15G         Proposed Plan under Rule 12b-1 for High-Yield Opportunities
Module Name        Fund A Class (1996)
(RULE_12B1_PL_A)

EX-99.B15H         Proposed Plan under Rule 12b-1 for High-Yield Opportunities
Module Name        Fund B Class (1996)
(RULE_12B1_PL_B)

EX-99.B15I         Proposed Plan under Rule 12b-1 for High-Yield Opportunities
Module Name        Fund C Class (1996)
(RULE_12B1_PL_C)

EX-99.B18A         Plan under Rule 18f-3 (November 29, 1996)
Module Name
(RULE_18F3_PLAN)

INDEX TO EXHIBITS
(Continued)


Exhibit            No. Exhibit
-------            -----------

EX-99.B18B         Amended Appendix A (September 30, 1996) to Plan under Rule
                   18f-3